                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
BALANCED FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2007


RIVERSOURCE BALANCED FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A
BALANCE OF GROWTH OF CAPITAL AND
CURRENT INCOME.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     12

Investments in Securities...........     14

Financial Statements................     34

Notes to Financial Statements.......     39

Proxy Voting........................     57

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT MARCH 31, 2007

FUND OBJECTIVE

RiverSource Balanced Fund (the Fund) seeks to provide shareholders with a balance of growth of capital and current income.

ASSET ALLOCATION & SECTOR BREAKDOWN*

Percentage of portfolio assets

Cash & Cash Equivalents(5)               4.4%
Senior Loans(4)                          0.7%
Bonds(2)                                34.2%            (PIE CHART)
Stocks(1)                               60.7%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Financials 18.0%, Energy 7.4%, Consumer Discretionary 6.2%, Industrials 6.2%, Health Care 5.1%, Information Technology 4.8%, Telecommunication Services 4.5%, Consumer Staples 3.6%, Utilities 2.9% and Materials 2.0%.
(2) Includes Mortgage-Backed 15.1%, Corporate Bonds(3) 7.4%, U.S. Government Obligations & Agencies 6.5%, Commercial Mortgage-Backed 4.2%, Asset-Backed 0.9% and Foreign Government 0.1%.
(3) Includes Financials 2.0%, Utilities 1.7%, Telecommunication 1.6%, Consumer Discretionary 0.5%, Consumer Staples 0.5%, Energy 0.4%, Industrials 0.4%, Health Care 0.2% and Materials 0.1%.
(4) Includes Consumer Discretionary 0.2%, Health Care 0.2%, Telecommunication 0.2% and Materials 0.1%.
(5) Of the 4.4%, 1.0% is due to security lending activity and 3.4% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Exxon Mobil                           2.7%
Citigroup                             2.3%
Bank of America                       2.2%
AT&T                                  1.9%
Chevron                               1.4%
American Intl Group                   1.4%
Pfizer                                1.3%
General Electric                      1.2%
Altria Group                          1.2%
U.S. Treasury Bonds
   4.63% 2012                         1.2%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT MARCH 31, 2007

STYLE MATRIX

(STYLE MATRIX GRAPHIC)

          STYLE

VALUE     BLEND      GROWTH
  X                             LARGE
                                MEDIUM      SIZE
                                SMALL

(DURATION MATRIX GRAPHIC)

            DURATION

SHORT        INT.        LONG
              X           X     HIGH
              X           X     MEDIUM      QUALITY
                                LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

FIXED INCOME

                           YEARS IN INDUSTRY
Tom Murphy, CFA                   21
Scott Kirby                       28
Jamie Jackson, CFA                19
EQUITIES
Bob Ewing                         19

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INMUX          4/16/40
Class B                     IDMBX          3/20/95
Class C                        --          6/26/00
Class R4(1)                 IDMYX          3/20/95

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets           $1.081 billion
Number of holdings                    592

--------------------------------------------------------------------------------

 4 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended March 31, 2007

                                  (BAR CHART)

RiverSource Balanced Fund Class A (excluding sales
  charge)                                               +6.80%

Russell 1000(R) Value Index(1) (unmanaged)              +9.34%

Lehman Brothers Aggregate Bond Index(2)                 +2.76%

Blended Index -- 60% Russell 1000 Value Index and
  40% Lehman Brothers Aggregate Bond Index(3)
  (unmanaged)                                           +6.60%

Lipper Balanced Funds Index(4)                          +6.71%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Blended Index consists of 60% Russell 1000 Value Index and 40% Lehman Brothers Aggregate Bond Index.
(4) The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                               TOTAL   NET EXPENSES
Class A                                                        1.01%      1.01%
Class B                                                        1.78%      1.78%
Class C                                                        1.78%      1.78%
Class R4(a)                                                    0.90%      0.86%(b)

(a)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04%) will not exceed 0.90% for Class R4.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MARCH 31, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 4/16/40)          +6.80%     +11.97%   +8.58%    +6.41%     +3.55%     +8.51%
 Class B (inception 3/20/95)          +6.35%     +11.07%   +7.70%    +5.56%     +2.74%     +4.77%
 Class C (inception 6/26/00)          +6.38%     +11.12%   +7.72%    +5.55%       N/A      +0.12%
 Class R4** (inception 3/20/95)       +6.85%     +12.12%   +8.76%    +6.58%     +3.69%     +5.74%

WITH SALES CHARGE
 Class A (inception 4/16/40)          +0.66%      +5.52%   +6.46%    +5.15%     +2.93%     +8.41%
 Class B (inception 3/20/95)          +1.35%      +6.07%   +6.53%    +5.24%     +2.74%     +4.77%
 Class C (inception 6/26/00)          +5.38%     +10.12%   +7.72%    +5.55%       N/A      +0.12%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, RiverSource Balanced Fund's portfolio management team discusses the Fund's positioning and results for the semiannual period ended March 31, 2007.

Q: How did RiverSource Balanced Fund perform for the six months ended March 31, 2007?

A: RiverSource Balanced Fund increased 6.80% (Class A shares excluding sales charge) for the six months ended March 31, 2007. The Russell 1000(R) Value Index (Russell Index) returned 9.34%. The Lehman Brothers Aggregate Bond Index (Lehman Index) increased 2.76% over the same period. The Fund outperformed its peer group as represented by the Lipper Balanced Funds Index, which increased 6.71%. The Fund also outpaced its secondary index, a Blended Index made up of 60% Russell Index and 40% Lehman Index, which increased 6.60% for the semiannual period.

Q: What factors most affected performance of the Fund's equity portion?

A: The equity portion of the Fund underperformed the Russell Index during the six-month period as U.S. equity markets experienced increased volatility. Late in February, equity markets declined amid concerns about slowing U.S. economic growth, weakness in the U.S. subprime mortgage lending market and declines in overseas equity markets, particularly China. Equities subsequently recovered, but the Fund lagged the Russell Index during the final three months of the semiannual period.

   Both stock selection and sector allocations detracted from the Fund's return relative to the Russell Index. Positioning in the materials and technology sectors had the most significant negative effect on equity performance, while health care and industrials were the largest positive contributors.

   Underperformance in the materials industry was largely driven by the Fund's underweight in the group, although stock selection also detracted. The portfolio had limited exposure to metals, mining and agricultural stocks which performed very well during the period. Such companies are generally more dependent on global economic activity and have benefited from a divergence between the global economy and the U.S. economy which shows signs of slowing.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   The Fund had larger-than-Russell Index positions in some large-cap semiconductor companies and telecommunication equipment providers that lagged during the period, which also detracted from performance. In addition, the portfolio had smaller-than-Russell Index weightings in subsectors that performed very well, such as computer and networking, enterprise software, and office equipment.

   The Fund's positioning in the health care sector was advantageous. Although the Fund's health care allocation was larger than that of the Russell Index, the overweight had a neutral effect on performance. Outperformance in the sector stemmed from effective stock selection specifically, within pharmaceutical companies. Allocations to selected drug distributors and health insurers also contributed to the Fund's results for the period.

   The portfolio's weighting in the industrials sector was larger than that of the Russell Index, but also had a neutral impact. Stock selection, particularly in the aerospace and defense sectors, drove outperformance in the sector. We have gained exposure to the global economy through the industrials sector, mainly from a focus on selected machinery stocks. Though cyclical in nature, the particular machinery companies we have chosen tend to have long business cycles and reduced sensitivity to the U.S. economy. They performed especially well during this period.

Q: How did the fixed income portion of the Fund perform?

A: The fixed income portion benefited from security selection among mortgage-backed securities, commercial mortgage and asset-backed securities, agency issues and corporate bonds. An allocation to high yield bonds was also advantageous as they outperformed the broader bond market. Compared to the Lehman Index, the Fund's greater emphasis on commercial mortgage-backed securities and mortgage-backed securities was also beneficial.

--------------------------------------------------------------------------------

 8 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Conversely, the portfolio had smaller allocations to corporate bonds and agency securities than the Lehman Index, which hampered return. Security selection in the mortgage sector was a slight negative due to a focus on higher coupon mortgage-backed securities and adjustable rate mortgages, which modestly underperformed the broader mortgage market.

   AN ALLOCATION TO HIGH YIELD BONDS WAS ALSO ADVANTAGEOUS AS THEY OUTPERFORMED THE BROADER BOND MARKET.


Q: What changes did you make to the Fund and how is it currently positioned?

A: In the equity segment, we added to selected technology stocks that had previously underperformed and exhibited favorable risk/reward potential. In the financials sector, we added to insurance companies and in the health care segment we increased positions in pharmaceutical companies that were already in the portfolio.

   Technology is the largest sector overweight and the financials sector is the largest underweight, relative to the Russell Index. We emphasized technology, where valuations have made the risk/reward favorable to gain more exposure to growth. Conversely, many valuations in the financials sector appear high relative to history, while risks may remain in the credit cycle.

   Within the fixed income segment, we modestly increased the portfolio's defensive interest rate positioning because we anticipate a material rise in interest rates over the balance of 2007. We also reduced the portfolio's allocation to commercial mortgage-backed securities in favor of investment grade corporate bonds and, to a lesser extent, high yield bonds and bank loans. In the mortgage-backed securities segment, we think valuations are already at fair levels. Therefore, we adjusted the portfolio's mortgage-backed securities position, shifting from an allocation that was larger than that of the Lehman Index to a neutral weighting.

--------------------------------------------------------------------------------

                          RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q: How do you intend to position the Fund's equity portion in the coming months?

A: In the current environment, we see corporate profit margins at record levels, signs of slower global economic growth and a weaker U.S. housing market that could lead consumers to reduce their spending. All of these suggest that corporate profit growth is likely to decelerate. Within the equity segment of the Fund's portfolio, we prefer to own high quality companies that are attractively valued. The difference between the valuations of traditional growth stocks and traditional value stocks has become quite small, which allows us to add attractive growth opportunities to the portfolio while remaining firmly committed to the Fund's value strategy. In doing so, we have de-emphasized companies whose growth is more dependent on economic activity and focused on companies whose growth tends to be stable regardless of how the overall economy is performing. At this time, we are also monitoring opportunities among cyclical stocks. Specifically, we are looking for companies whose earnings growth is tied to the economy, but the stock's price has already been discounted to reflect the cyclical nature of its earnings. Based on our outlook, the Fund's equity positions in technology, media and health care are larger than the respective weightings within the Russell Index.

   WITHIN THE EQUITY SEGMENT OF THE FUND'S PORTFOLIO, WE PREFER TO OWN HIGH QUALITY COMPANIES THAT ARE ATTRACTIVELY VALUED.

--------------------------------------------------------------------------------

 10 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS



Q: How do you intend to position the Fund's fixed income portion in the coming months?

A: We believe recent bond market volatility will subside, but we expect credit spreads to widen modestly over the balance of the year. We expect interest rates to move to higher levels as the Federal Reserve holds short-term rates steady, rather than lowering them as many are anticipating. We see pockets of value in the corporate sector including specific corporate bonds, high yield bonds, bank loans and commercial mortgage-backed securities, which, in our view, offer continued opportunity to add value through security selection. As stated above, we consider mortgage-backed securities to be fairly valued and offering adequate compensation for prepayment risks. Within the mortgage market, we favor higher coupon issues, which we expect to outperform should interest rates rise.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                           OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                  $1,000         $1,068.00          $5.65           1.10%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,019.47          $5.51           1.10%
 Class B
   Actual(b)                  $1,000         $1,063.50          $9.57           1.86%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,015.65          $9.35           1.86%
 Class C
   Actual(b)                  $1,000         $1,063.80          $9.55           1.86%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,015.68          $9.33           1.86%
 Class R4
   Actual(b)                  $1,000         $1,068.50          $4.85(c)        0.94%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,020.24          $4.73(c)        0.94%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2007: +6.80% for Class A, +6.35% for Class B, +6.38% for Class C and +6.85% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.90% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended March 31, 2007, the actual expenses paid for Class R4 would have been $4.95 and the hypothetical expenses paid for Class R4 would have been $4.84.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  13

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (61.9%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.9%)
Boeing                                               45,401              $4,036,603
DRS Technologies                                     19,494               1,017,002
General Dynamics                                     30,064               2,296,890
Goodrich                                             67,522               3,476,033
Honeywell Intl                                      160,573               7,395,991
L-3 Communications Holdings                          21,443               1,875,619
Lockheed Martin                                      41,995               4,074,355
Northrop Grumman                                     60,358               4,479,771
United Technologies                                  39,211               2,548,715
                                                                    ---------------
Total                                                                    31,200,979
-----------------------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                                            46,636               2,238,528
Constellation Brands Cl A                            59,292(b)            1,255,805
PepsiCo                                              44,964               2,857,911
                                                                    ---------------
Total                                                                     6,352,244
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                16,884(b)              943,478
Biogen Idec                                          21,815(b)              968,150
                                                                    ---------------
Total                                                                     1,911,628
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                                71,147               1,949,428
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.1%)
Bank of New York                                     85,509               3,467,390
Fortress Investment Group LLC Cl A                   11,242                 322,421
Franklin Resources                                   16,505               1,994,299
Goldman Sachs Group                                  10,279               2,123,950
KKR Private Equity Investors LP Unit                 48,780(s)            1,182,915
Lehman Brothers Holdings                            110,127               7,716,598
Merrill Lynch & Co                                   85,086               6,948,974
Morgan Stanley                                      100,331               7,902,069
State Street                                         25,310               1,638,823
                                                                    ---------------
Total                                                                    33,297,439
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHEMICALS (0.9%)
Ashland                                              10,640                $697,984
Dow Chemical                                        116,642(h)            5,349,202
Eastman Chemical                                     29,211               1,849,933
EI du Pont de Nemours & Co                           36,160               1,787,389
                                                                    ---------------
Total                                                                     9,684,508
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Fifth Third Bancorp                                  18,210                 704,545
PNC Financial Services Group                         34,141               2,457,128
US Bancorp                                          143,258               5,009,732
Wachovia                                            140,897               7,756,380
Wells Fargo & Co                                    200,605               6,906,830
                                                                    ---------------
Total                                                                    22,834,615
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                       10,609                 681,734
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Alcatel-Lucent                                       13,478(c)              158,616
Alcatel-Lucent ADR                                  117,451(c)            1,388,271
Cisco Systems                                        65,794(b)            1,679,721
Motorola                                             94,057               1,661,987
Nokia ADR                                            77,105(c)            1,767,246
QUALCOMM                                             16,901                 720,997
Telefonaktiebolaget LM Ericsson ADR                  46,336(c)            1,718,602
Tellabs                                              67,451(b)              667,765
                                                                    ---------------
Total                                                                     9,763,205
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Hewlett-Packard                                     171,692               6,891,717
Intl Business Machines                               84,316               7,947,626
SanDisk                                              32,340(b)            1,416,492
                                                                    ---------------
Total                                                                    16,255,835
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                     51,585               2,909,394
Capital One Financial                                92,632               6,990,011
                                                                    ---------------
Total                                                                     9,899,405
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                                        34,055              $2,034,446
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.6%)
Bank of America                                     476,442              24,308,071
Citigroup                                           488,513              25,080,256
JPMorgan Chase & Co                                 246,649              11,932,879
                                                                    ---------------
Total                                                                    61,321,206
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
AT&T                                                517,925              20,421,783
Citizens Communications                              62,136                 928,933
Embarq                                               30,499               1,718,619
Verizon Communications                              322,199              12,217,786
Windstream                                          117,618               1,727,808
                                                                    ---------------
Total                                                                    37,014,929
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Entergy                                              56,921               5,972,151
Exelon                                              106,606               7,324,899
FPL Group                                            22,527               1,377,977
PPL                                                  53,210               2,176,289
Southern                                            134,476               4,928,545
                                                                    ---------------
Total                                                                    21,779,861
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Baker Hughes                                         10,548                 697,539
Cameron Intl                                         28,976(b)            1,819,403
Halliburton                                          46,362               1,471,530
Natl Oilwell Varco                                   11,435(b)              889,529
Noble                                                10,187                 801,513
Pride Intl                                           26,702(b)              803,730
Transocean                                           10,122(b)              826,967
Weatherford Intl                                     48,910(b)            2,205,842
                                                                    ---------------
Total                                                                     9,516,053
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS/Caremark                                         75,062               2,562,617
Safeway                                              10,472                 383,694
Wal-Mart Stores                                      90,607               4,253,998
                                                                    ---------------
Total                                                                     7,200,309
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Campbell Soup                                        38,480               1,498,796
General Mills                                        26,382               1,535,960
Kellogg                                              59,261               3,047,793
                                                                    ---------------
Total                                                                     6,082,549
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

GAS UTILITIES (0.2%)
ONEOK                                                50,534              $2,274,030
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Bausch & Lomb                                        15,558                 795,947
Boston Scientific                                   142,432(b)            2,070,961
Cooper Companies                                     14,919                 725,362
                                                                    ---------------
Total                                                                     3,592,270
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
Aetna                                                71,207               3,118,155
Cardinal Health                                      51,681               3,770,128
CIGNA                                                12,525               1,786,817
McKesson                                             15,061                 881,671
UnitedHealth Group                                   25,331               1,341,783
                                                                    ---------------
Total                                                                    10,898,554
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                         9,216                 431,862
Marriott Intl Cl A                                   60,267               2,950,672
McDonald's                                           48,395               2,180,195
Pinnacle Entertainment                               32,207(b)              936,257
                                                                    ---------------
Total                                                                     6,498,986
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
DR Horton                                            93,374               2,054,228
Hovnanian Enterprises Cl A                           45,619(b)            1,147,774
Lennar Cl A                                          14,541                 613,776
Standard-Pacific                                     26,524                 553,556
                                                                    ---------------
Total                                                                     4,369,334
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive                                    44,719               2,986,782
Procter & Gamble                                     44,418               2,805,441
Spectrum Brands                                     220,894(b)            1,398,259
                                                                    ---------------
Total                                                                     7,190,482
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                   40,495               3,095,033
General Electric                                    380,049              13,438,533
Tyco Intl                                           109,562(c)            3,456,681
                                                                    ---------------
Total                                                                    19,990,247
-----------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                                  93,058(c)            5,309,889
AFLAC                                                81,294               3,825,696
American Intl Group                                 224,469              15,088,806
Aon                                                  41,979               1,593,523

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Arch Capital Group                                   12,548(b,c)           $855,899
Aspen Insurance Holdings                             28,629(c)              750,366
Chubb                                                41,152               2,126,324
Endurance Specialty Holdings                         20,999(c)              750,504
Hartford Financial Services Group                    90,489               8,648,939
Max Re Capital                                       29,726(c)              757,418
MetLife                                              33,686               2,127,271
Prudential Financial                                 66,032               5,960,048
XL Capital Cl A                                      22,850(c)            1,598,586
                                                                    ---------------
Total                                                                    49,393,269
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media - Interactive Cl A                     95,876(b,o)          2,283,766
-----------------------------------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer Services Cl A                    47,944(b)            2,822,942
Automatic Data Processing                            35,765               1,731,026
Electronic Data Systems                              37,263               1,031,440
First Data                                           54,443               1,464,517
HCL Technologies                                     46,800(c)              313,759
                                                                    ---------------
Total                                                                     7,363,684
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                          16,690                 404,232
-----------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                          67,496               4,524,258
Deere & Co                                           30,035               3,263,002
Flowserve                                            33,527               1,917,409
Illinois Tool Works                                  17,259                 890,564
Ingersoll-Rand Cl A                                  19,939(c)              864,754
ITT                                                  20,796               1,254,415
Parker Hannifin                                      19,339               1,669,149
                                                                    ---------------
Total                                                                    14,383,551
-----------------------------------------------------------------------------------

MEDIA (3.9%)
Comcast Cl A                                        148,392(b)            3,850,772
Comcast Special Cl A                                 95,731(b)            2,438,269
EchoStar Communications Cl A                         27,012(b)            1,173,131
Liberty Global Cl A                                   9,044(b)              297,819

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
Liberty Global Series C                               9,646(b)             $295,553
Liberty Media - Capital Series A                      7,148(b,o)            790,497
News Corp Cl A                                      317,861               7,348,946
Time Warner                                         327,301               6,454,376
Viacom Cl B                                         106,718(b)            4,387,177
Virgin Media                                        300,929               7,598,458
Vivendi                                              83,674(c)            3,400,124
Walt Disney                                         110,151               3,792,499
                                                                    ---------------
Total                                                                    41,827,621
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Alcan                                                12,052(c)              629,114
Alcoa                                                62,998               2,135,633
                                                                    ---------------
Total                                                                     2,764,747
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Federated Department Stores                          26,998               1,216,260
JC Penney                                            18,334               1,506,321
Target                                               84,466               5,005,456
                                                                    ---------------
Total                                                                     7,728,037
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                   69,644               6,182,298
Xcel Energy                                          78,549               1,939,375
                                                                    ---------------
Total                                                                     8,121,673
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.6%)
Anadarko Petroleum                                   35,292               1,516,850
BP ADR                                               28,983(c)            1,876,649
Chesapeake Energy                                    35,182               1,086,420
Chevron                                             209,291              15,479,162
ConocoPhillips                                      155,291              10,614,140
Devon Energy                                         32,642               2,259,479
Exxon Mobil                                         393,287              29,673,504
Royal Dutch Shell ADR                                17,072(c)            1,131,874
Sunoco                                                9,866                 694,961
Total                                                67,841(c)            4,753,163
Valero Energy                                        36,527               2,355,626
XTO Energy                                           16,633                 911,655
                                                                    ---------------
Total                                                                    72,353,483
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PAPER & FOREST PRODUCTS (0.7%)
Bowater                                              40,183                $957,159
Intl Paper                                           70,673               2,572,497
Weyerhaeuser                                         49,259               3,681,618
                                                                    ---------------
Total                                                                     7,211,274
-----------------------------------------------------------------------------------

PHARMACEUTICALS (3.6%)
Bristol-Myers Squibb                                249,986               6,939,611
Eli Lilly & Co                                       59,507               3,196,121
GlaxoSmithKline ADR                                  25,129(c)            1,388,629
Merck & Co                                          148,832               6,573,909
Novartis ADR                                         24,450(c)            1,335,704
Pfizer                                              574,432              14,510,152
Schering-Plough                                     123,034               3,138,597
Watson Pharmaceuticals                               25,842(b)              683,004
Wyeth                                                24,985               1,250,000
                                                                    ---------------
Total                                                                    39,015,727
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Apartment Investment & Management Cl A               26,474               1,527,285
HomeBanc                                             46,916                 163,737
                                                                    ---------------
Total                                                                     1,691,022
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Agere Systems                                        45,885(b)            1,037,919
Atmel                                               321,705(b)            1,618,176
Cypress Semiconductor                               120,722(b)            2,239,393
Intel                                                70,485               1,348,378
Spansion Cl A                                       148,781(b)            1,813,640
Texas Instruments                                    12,571                 378,387
United Microelectronics ADR                          47,053(c)              149,629
                                                                    ---------------
Total                                                                     8,585,522
-----------------------------------------------------------------------------------

SOFTWARE (1.1%)
Cadence Design Systems                               69,372(b)            1,460,974
Compuware                                           113,649(b)            1,078,529
Microsoft                                           214,550               5,979,509
Oracle                                               45,971(b)              833,454
Quest Software                                       22,985(b)              373,966
Symantec                                             86,213(b)            1,491,485
TIBCO Software                                       25,441(b)              216,757
                                                                    ---------------
Total                                                                    11,434,674
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (0.5%)
Home Depot                                           42,846              $1,574,162
Limited Brands                                       39,074               1,018,268
Lowe's Companies                                     44,099               1,388,678
TJX Companies                                        64,654               1,743,072
                                                                    ---------------
Total                                                                     5,724,180
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Countrywide Financial                               275,480               9,267,147
Fannie Mae                                           98,141               5,356,536
Freddie Mac                                          87,388               5,198,712
                                                                    ---------------
Total                                                                    19,822,395
-----------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                        146,259              12,843,003
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
ALLTEL                                               50,984               3,161,008
Sprint Nextel                                       335,432               6,359,791
Vodafone Group ADR                                  115,283(c)            3,096,501
                                                                    ---------------
Total                                                                    12,617,300
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $547,111,909)                                                   $669,163,436
-----------------------------------------------------------------------------------

BONDS (34.8%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (0.1%)
United Mexican States
  09-27-34                           6.75%         $535,000(c)             $583,418
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (6.6%)
Federal Farm Credit Bank
  10-10-08                           4.25         1,775,000               1,758,833
Federal Home Loan Bank
  06-18-08                           5.13         4,510,000               4,516,530
Federal Home Loan Mtge Corp
  10-15-08                           5.13         4,510,000               4,524,869
  03-15-09                           5.75         1,395,000               1,417,264
  07-15-09                           4.25         5,250,000               5,180,905
  07-12-10                           4.13            32,000                  31,345
Federal Natl Mtge Assn
  01-15-08                           4.63           345,000                 343,412
  07-15-08                           3.88           700,000                 690,545
  10-15-08                           4.50         8,960,000               8,910,272
  05-15-10                           4.13           415,000                 407,013
  02-16-12                           5.00        12,110,000              12,183,254

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury
  02-15-10                           4.75%       $3,165,000              $3,183,050
  02-29-12                           4.63        12,710,000(l)           12,757,168
  02-15-17                           4.63        10,565,000(l)           10,543,542
  02-15-26                           6.00         4,813,000               5,439,816
                                                                    ---------------
Total                                                                    71,887,818
-----------------------------------------------------------------------------------

ASSET-BACKED (0.9%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84           600,000                 594,444
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.43         1,300,000(d,j)          1,300,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           350,000(d)              355,688
College Loan Corporation Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62         2,150,000(p)              269,590
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.91           700,000                 683,955
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.58           360,424(j)              360,422
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30           950,000(d,k)            953,050
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         1,350,000(d,k)          1,373,379
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           400,000(d,k)            392,045
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89         1,350,000(p)              306,863

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           0.00%       $1,900,000(p)             $544,331
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49           475,000                 469,786
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           600,000                 597,990
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46         1,280,000(j)            1,279,800
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45           575,000(d)              579,054
                                                                    ---------------
Total                                                                    10,060,397
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.3%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.04           650,000                 648,707
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87           575,000                 565,145
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45           825,000                 831,481
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70           500,000(d,j)            501,067
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76           550,000(d,j)            551,172
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85           375,000(d,j)            375,197
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           900,000                 880,598
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                           5.20           675,000                 668,304

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
  11-15-30                           5.68%       $1,650,000              $1,683,826
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           753,219(d)              742,207
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           375,000                 376,148
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         1,296,583               1,334,793
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63           300,000(d,j)            301,474
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66         1,500,000               1,536,650
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18         1,050,000               1,087,534
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           475,000                 459,974
Federal Natl Mtge Assn #385683
  02-01-13                           4.83           860,529                 850,776
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                           4.12         1,100,000               1,072,368
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           400,000                 396,775
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           775,000                 769,953
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                           4.37           626,557                 617,333
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26         1,575,000               1,576,628
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           513,955                 499,740

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97%         $485,593                $474,077
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           950,000                 927,392
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           550,000                 537,683
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48         1,248,259               1,221,991
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                           4.33           638,411                 630,079
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                           5.04         1,700,128               1,693,749
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           650,000                 654,695
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         1,000,000               1,011,276
LB-UBS Commercial Mtge Trust
 Series 2002-C2 Cl A3
  06-15-26                           5.39         1,035,000               1,043,642
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56         1,000,000                 984,156
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           650,000                 620,471
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                           4.20         1,100,000               1,077,098
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         1,100,000               1,086,162
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.87           600,000                 622,863
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           700,000                 702,985

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
Series 2003-IQ4 Cl A1
  05-15-40                           3.27%         $703,753                $679,623
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           575,000                 565,216
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           700,000                 683,431
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85         1,325,000               1,303,246
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80           475,000                 491,114
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                           5.45           900,000(d,j)            900,203
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98         2,520,000               2,606,981
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           6.54           975,000               1,076,194
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                           3.67           602,623                 582,352
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                           4.57%        1,475,000               1,443,310
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         2,125,000(d)            2,102,426
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           625,000                 608,849
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           600,000                 597,384
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.76           400,000                 410,541

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73%         $700,000                $716,212
                                                                    ---------------
Total                                                                    46,383,251
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (15.3)(f,g)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69         1,049,768(i)            1,057,426
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.96         1,237,110(i)            1,240,797
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.20         1,083,500(i)            1,105,668
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           816,806                 813,343
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           540,407                 524,364
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         2,437,610               2,436,623
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2N Cl N1
  11-25-46                           7.25           126,118(d)              125,015
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.90           873,200(i)              877,942
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.09           875,000(d,i)            856,767

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
  06-25-35                           6.50%       $1,315,860              $1,337,242
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  03-01-37                          11.50           850,000(p)              138,391
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75           535,900                 519,991
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           829,563                 832,727
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50           839,854                 843,052
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         1,367,990               1,378,662
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           777,121                 809,969
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50           499,340                 501,531
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00         1,350,000               1,369,704
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         1,243,834               1,248,679
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00         1,300,000               1,320,033

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00%       $1,866,144              $1,882,155
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           970,798(d)            1,015,263
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.37           742,253(i)              744,569
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           6.38         6,969,599(p)               78,408
Federal Home Loan Mtge Corp #1G2496
  09-01-36                           6.20         1,226,940(i)            1,242,216
Federal Home Loan Mtge Corp #1J1484
  02-01-37                           5.59         2,624,832(i)            2,639,625
Federal Home Loan Mtge Corp #1J1536
  03-01-37                           5.53           525,000(i)              527,155
Federal Home Loan Mtge Corp #300779
  07-01-08                           6.75             3,508                   3,527
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00         1,213,473               1,230,721
Federal Home Loan Mtge Corp #C65869
  04-01-32                           6.00           808,519                 820,011
Federal Home Loan Mtge Corp #C67723
  06-01-32                           7.00           864,519                 902,844
Federal Home Loan Mtge Corp #C79925
  06-01-33                           5.50         1,951,133               1,935,229
Federal Home Loan Mtge Corp #E01419
  05-01-18                           5.50           441,411                 443,411
Federal Home Loan Mtge Corp #E93097
  12-01-17                           5.50         1,286,568               1,292,418
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00           671,792                 664,441
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00         1,396,735               1,381,399
Federal Home Loan Mtge Corp #G01441
  07-01-32                           7.00         1,358,448               1,409,569
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         3,390,335               3,452,576

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  21

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G11302
  07-01-17                           7.00%       $1,377,860              $1,423,738
Federal Home Loan Mtge Corp #G12101
  11-01-18                           5.00           326,550                 322,868
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.58           634,745(p)              147,959
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                           0.12           232,199(p)                7,899
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00           921,440(p)               29,166
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ
 Trust Series Z
  11-15-23                           6.50            48,662(n)               50,414
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50         1,199,317               1,203,996
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50           520,216                 535,710
Federal Natl Mtge Assn
  04-01-37                           5.50         2,775,000(e)            2,745,516
  04-01-37                           6.50         7,000,000(e)            7,140,001
Federal Natl Mtge Assn #190988
  06-01-24                           9.00           242,616                 258,538
Federal Natl Mtge Assn #250322
  08-01-25                           7.50           404,085                 423,935
Federal Natl Mtge Assn #254236
  03-01-17                           6.50           750,398                 768,736
Federal Natl Mtge Assn #254383
  06-01-32                           7.50           285,775                 298,312
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         1,288,159               1,284,554

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545008
  06-01-31                           7.00%       $1,100,085              $1,154,504
Federal Natl Mtge Assn #545869
  07-01-32                           6.50           221,345                 228,203
Federal Natl Mtge Assn #555375
  04-01-33                           6.00         2,227,095               2,265,658
Federal Natl Mtge Assn #555376
  04-01-18                           4.50         1,492,107               1,448,493
Federal Natl Mtge Assn #555458
  05-01-33                           5.50         1,159,374               1,150,690
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         2,193,743               2,221,331
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           954,652                 932,029
Federal Natl Mtge Assn #653730
  09-01-32                           6.50           686,390                 707,742
Federal Natl Mtge Assn #654686
  11-01-32                           6.00         1,369,625               1,386,880
Federal Natl Mtge Assn #662061
  09-01-32                           6.50           530,002                 544,906
Federal Natl Mtge Assn #667604
  10-01-32                           5.50         2,156,968               2,139,569
Federal Natl Mtge Assn #670387
  08-01-32                           7.00           148,132                 154,745
Federal Natl Mtge Assn #674764
  01-01-33                           6.00         2,007,519               2,035,870
Federal Natl Mtge Assn #678028
  09-01-17                           6.00         2,223,346               2,262,943
Federal Natl Mtge Assn #678946
  02-01-18                           5.50           904,374                 909,163
Federal Natl Mtge Assn #688002
  03-01-33                           5.50         1,106,923               1,099,003
Federal Natl Mtge Assn #688691
  03-01-33                           5.50           467,173                 463,345
Federal Natl Mtge Assn #689093
  07-01-28                           5.50           638,530                 635,413
Federal Natl Mtge Assn #695220
  04-01-33                           5.50         1,659,810               1,646,209
Federal Natl Mtge Assn #701937
  04-01-33                           6.00           818,461                 828,235
Federal Natl Mtge Assn #705096
  06-01-18                           5.00         1,876,068               1,855,937
Federal Natl Mtge Assn #712057
  07-01-18                           4.50           422,442                 410,094

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #720006
  07-01-33                           5.50%       $1,052,276              $1,043,653
Federal Natl Mtge Assn #720070
  07-01-23                           5.50         1,682,385               1,677,677
Federal Natl Mtge Assn #720378
  06-01-18                           4.50           711,037                 690,253
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         3,162,758               3,063,765
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         3,206,861               3,180,749
Federal Natl Mtge Assn #725684
  05-01-18                           6.00         1,498,667               1,525,654
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         4,075,143               4,039,387
Federal Natl Mtge Assn #731019
  07-01-33                           5.50           986,961                 980,228
Federal Natl Mtge Assn #732094
  08-01-18                           5.50         1,083,923               1,089,625
Federal Natl Mtge Assn #735057
  01-01-19                           4.50         1,245,954               1,209,534
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         3,280,373               3,175,042
Federal Natl Mtge Assn #735949
  10-01-35                           4.99         1,391,449(i)            1,390,815
Federal Natl Mtge Assn #745563
  08-01-34                           5.50         2,815,353               2,792,283
Federal Natl Mtge Assn #747339
  10-01-23                           5.50         1,345,905               1,341,153
Federal Natl Mtge Assn #747584
  11-01-28                           5.50         1,256,768               1,250,634
Federal Natl Mtge Assn #753085
  12-01-33                           6.50         1,261,295               1,296,220
Federal Natl Mtge Assn #759342
  01-01-34                           6.50         1,433,150               1,482,786
Federal Natl Mtge Assn #765761
  02-01-19                           5.00         1,676,700               1,657,957
Federal Natl Mtge Assn #768117
  08-01-34                           5.43           480,096(i)              476,312
Federal Natl Mtge Assn #776962
  04-01-29                           5.00         1,762,811               1,707,604
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         3,075,947               2,977,180
Federal Natl Mtge Assn #804442
  12-01-34                           6.50           840,092                 861,143

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #837258
  09-01-35                           4.92%         $503,943(i)             $499,670
Federal Natl Mtge Assn #844257
  11-01-35                           5.07         1,431,091(i)            1,435,998
Federal Natl Mtge Assn #845070
  12-01-35                           5.09           881,121(i)              880,699
Federal Natl Mtge Assn #851246
  04-01-36                           6.50         1,949,954               2,005,047
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         2,536,511               2,497,982
Federal Natl Mtge Assn #886054
  07-01-36                           7.00         1,349,912               1,397,135
Federal Natl Mtge Assn #886461
  08-01-36                           6.19         1,105,451(i)            1,126,930
Federal Natl Mtge Assn #900197
  10-01-36                           5.95         1,416,705(i)            1,439,089
Federal Natl Mtge Assn #901922
  10-01-36                           5.79         1,342,872(i)            1,357,012
Federal Natl Mtge Assn #909471
  02-01-37                           5.55         1,995,882(i)            2,006,511
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          20.00           124,841(p)                1,668
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          14.78           529,472(p)               79,398
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                          12.17           418,380(p)               53,705
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.33         2,340,990(p)              545,536
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           460,379                 484,988

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  23

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #3920
  11-20-36                           6.00%       $2,706,737              $2,738,689
Govt Natl Mtge Assn #604708
  10-15-33                           5.50         1,098,585               1,094,003
Govt Natl Mtge Assn #616257
  02-15-34                           5.00         1,353,856               1,318,789
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                          14.66           861,284(p)              142,819
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          20.00           146,346(p)               12,352
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66           994,481(i)              995,609
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           171,581(d)              171,474
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                           6.41           117,289(d)              116,263
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50        16,352,209(p)              135,417
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65           256,347(d)              255,385
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                           7.00           154,653(d)              154,701
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-AR8 Cl A1
  10-28-46                           6.25           168,920(d)              168,445

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25%         $342,492(d)             $342,224
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           866,014                 848,155
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00         1,120,137               1,111,310
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00         1,890,568               1,840,260
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00           896,528                 873,155
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                           6.05           193,946(d)              193,098
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00           988,598               1,002,996
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.96         1,602,090(i)            1,610,914
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         1,822,131               1,788,906
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                           7.10         5,826,683(p)               48,707

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual
Collateralized Mtge Obligation
Series 2006-AR10 Cl 1A1
  09-25-36                           5.96%         $805,999(i)             $811,349
Washington Mutual
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33                           4.06         1,225,000(i)            1,217,904
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50         1,231,247               1,173,243
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.30           750,885(i)              749,410
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                           5.51            61,839(i)               61,843
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         1,920,465               1,858,415
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         1,637,948               1,611,076
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11         1,628,694(i)            1,617,938
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03           768,728(i)              775,178
                                                                    ---------------
Total                                                                   165,686,816
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
  02-01-16                           6.63           145,000                 146,450
L-3 Communications
  06-15-12                           7.63            80,000                  82,800

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
AEROSPACE & DEFENSE (CONT.)
L-3 Communications
 Series B
  10-15-15                           6.38%         $135,000                $133,819
                                                                    ---------------
Total                                                                       363,069
-----------------------------------------------------------------------------------

BANKING (1.0%)
Bank of America
 Sub Nts
  03-15-17                           5.30         1,605,000               1,578,564
  10-15-36                           6.00         1,400,000               1,405,236
Citigroup
 Sub Nts
  02-15-17                           5.50         1,040,000               1,034,572
  08-25-36                           6.13         1,445,000               1,467,688
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63           995,000                 985,197
Natl City Bank of Cleveland
 Sub Nts
  12-15-11                           6.20           535,000                 556,932
Popular North America
 Sr Nts
  10-01-08                           3.88         4,040,000               3,960,344
Wachovia Bank
 Sub Nts
  02-01-37                           5.85           350,000                 341,292
                                                                    ---------------
Total                                                                    11,329,825
-----------------------------------------------------------------------------------

BROKERAGE (0.7%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00           140,000                 152,600
Lehman Brothers Holdings
 Sr Nts
  02-06-12                           5.25         2,145,000               2,140,938
Lehman Brothers Holdings
 Sub Nts
  01-03-17                           5.75           290,000                 290,600
Merrill Lynch & Co
 Sub Nts
  01-29-37                           6.11         1,210,000               1,173,053
Morgan Stanley
  01-09-17                           5.45         3,400,000               3,344,076
                                                                    ---------------
Total                                                                     7,101,267
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  25

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

CHEMICALS (--%)
NewMarket
 Sr Nts
  12-15-16                           7.13%         $120,000(d)             $119,400
PQ
  02-15-13                           7.50            15,000                  15,150
                                                                    ---------------
Total                                                                       134,550
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden
  05-01-17                           7.50           115,000                 115,719
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
Baldor Electric
  02-15-17                           8.63            25,000                  26,406
-----------------------------------------------------------------------------------

ELECTRIC (1.4%)
Cleveland Electric Illuminating
 Sr Unsecured
  12-15-36                           5.95           210,000                 200,132
CMS Energy
 Sr Nts
  01-15-09                           7.50           230,000                 236,038
Commonwealth Edison
 1st Mtge
  04-15-15                           4.70           840,000                 768,686
Consumers Energy
 1st Mtge
  02-15-12                           5.00           380,000                 375,480
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00           187,000                 180,439
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80         1,675,000               1,659,649
Duke Energy Indiana
  10-15-35                           6.12         1,135,000               1,136,342
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50           105,000                 108,413
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60           785,000                 769,388
Exelon
  06-15-10                           4.45         1,420,000               1,379,189

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Florida Power
 1st Mtge
  07-15-11                           6.65%         $320,000                $338,084
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05         1,125,000               1,107,977
IPALCO Enterprises
 Secured
  11-14-08                           8.38           500,000                 516,250
  11-14-11                           8.63           135,000                 145,631
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45           260,000                 254,146
MidAmerican Energy Holdings
  04-01-36                           6.13           615,000                 613,670
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56            23,374                  25,566
Northern States Power
 Sr Nts
  08-01-09                           6.88           965,000               1,000,987
NRG Energy
  02-01-14                           7.25           125,000                 128,125
Pacific Gas & Electric
 Sr Unsub
  03-01-37                           5.80           810,000                 779,682
Portland General Electric
  03-15-10                           7.88           420,000                 450,198
Potomac Electric Power
 Secured
  06-01-35                           5.40           425,000                 384,067
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88           280,000                 290,129
Sierra Pacific Power
 Series M
  05-15-16                           6.00           520,000                 527,243
TXU Electric Delivery
  09-01-22                           7.00           410,000                 439,222
TXU Electric Delivery
 Secured
  01-15-15                           6.38           960,000                 998,940

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 26 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Xcel Energy
Sr Nts
  07-01-08                           3.40%         $200,000                $195,906
                                                                    ---------------
Total                                                                    15,009,579
-----------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
  06-01-17                           6.88           290,000                 290,725
Allied Waste North America
 Series B
  05-15-16                           7.13           200,000                 203,500
                                                                    ---------------
Total                                                                       494,225
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Aramark
 Sr Nts
  02-01-15                           8.86            20,000(d,j)             20,575
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         2,695,000(d)            2,638,445
Constellation Brands
  09-01-16                           7.25           135,000                 136,688
Cott Beverages USA
  12-15-11                           8.00           260,000                 265,200
Kraft Foods
 Unsecured
  10-01-13                           5.25         1,190,000               1,172,631
Molson Coors Capital Finance
  09-22-10                           4.85         1,100,000(c)            1,083,866
                                                                    ---------------
Total                                                                     5,317,405
-----------------------------------------------------------------------------------

GAMING (--%)
Majestic Star Casino LLC/Capital
  10-15-10                           9.50           100,000                 104,875
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00           105,000                 108,938
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38            40,000(d)               44,100
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63           100,000                  99,000
                                                                    ---------------
Total                                                                       356,913
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00%         $575,000                $557,927
-----------------------------------------------------------------------------------

GAS PIPELINES (0.3%)
CenterPoint Energy Resources
  02-15-11                           7.75           520,000                 562,260
Colorado Interstate Gas
 Sr Nts
  03-15-15                           5.95            80,000                  80,500
  11-15-15                           6.80           140,000                 148,888
Southern Natural Gas
  04-01-17                           5.90           300,000(d)              299,998
Southern Star Central
 Sr Nts
  03-01-16                           6.75           210,000                 210,000
Tennessee Gas Pipe Line
  04-01-37                           7.63           450,000                 517,037
Transcontinental Gas Pipe Line
 Series B
  08-15-11                           7.00           385,000                 403,288
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                           6.40           116,000                 119,625
Williams Companies
 Sr Nts
  07-15-19                           7.63           339,000                 368,663
                                                                    ---------------
Total                                                                     2,710,259
-----------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50           120,000                 123,600
Coventry Health Care
 Sr Unsecured
  03-15-17                           5.95           490,000                 487,367
DaVita
  03-15-13                           6.63           190,000                 190,000
  03-15-15                           7.25           135,000                 136,519
Omnicare
  12-15-13                           6.75           180,000                 180,675
  12-15-15                           6.88            50,000                  50,438
Triad Hospitals
 Sr Nts
  05-15-12                           7.00           125,000                 129,688

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  27

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
HEALTH CARE (CONT.)
Triad Hospitals
Sr Sub Nts
  11-15-13                           7.00%         $140,000                $146,125
                                                                    ---------------
Total                                                                     1,444,412
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (--%)
CIGNA
 Sr Unsecured
  11-15-36                           6.15           480,000                 475,901
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.4%)
Anadarko Petroleum
 Sr Unsecured
  09-15-36                           6.45           800,000                 791,637
Apache
 Sr Unsecured
  01-15-37                           6.00           825,000                 821,529
Canadian Natural Resources
  02-15-37                           6.50           420,000(c)              426,026
  03-15-38                           6.25           795,000(c)              777,830
  Chesapeake Energy
  01-15-16                           6.63           530,000                 533,975
  08-15-17                           6.50           100,000                  98,750
  01-15-18                           6.25           135,000                 133,313
Denbury Resources
  04-01-13                           7.50            35,000                  35,350
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50            25,000                  25,188
Pioneer Natural Resources
  05-01-18                           6.88           390,000                 383,546
Pioneer Natural Resources
 Sr Unsecured
  03-15-17                           6.65           125,000                 123,544
Range Resources
  03-15-15                           6.38            70,000                  68,950
  05-15-16                           7.50            20,000                  20,600
                                                                    ---------------
Total                                                                     4,240,238
-----------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
ConocoPhillips
  03-15-28                           7.13           200,000                 205,429
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
  12-14-36                           5.70           590,000                 563,750
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

MEDIA CABLE (0.1%)
Comcast
  03-15-37                           6.45%         $435,000                $435,495
EchoStar DBS
  10-01-14                           6.63           270,000                 271,688
Videotron Ltee
  01-15-14                           6.88           185,000(c)              186,850
                                                                    ---------------
Total                                                                       894,033
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.4%)
British Sky Broadcasting Group
  02-23-09                           6.88         1,515,000(c)            1,557,233
Clear Channel Communications
 Sr Nts
  09-15-14                           5.50           195,000                 172,635
Dex Media East LLC/Finance
  11-15-09                           9.88           100,000                 104,500
Dex Media West LLC/Finance
 Sr Unsecured Series B
  08-15-10                           8.50            70,000                  73,238
Gray Television
  12-15-11                           9.25           200,000                 209,250
Idearc
 Sr Nts
  11-15-16                           8.00            86,000(d)               88,365
Lamar Media
  01-01-13                           7.25            72,000                  72,900
Lamar Media
 Series B
  08-15-15                           6.63           105,000                 102,375
News America
  12-15-35                           6.40           535,000                 532,151
Radio One
 Series B
  07-01-11                           8.88           300,000                 309,375
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88            95,000                  92,388
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13           735,000                 737,851
Sinclair Broadcast Group
  03-15-12                           8.00           100,000                 103,500
Sun Media
  02-15-13                           7.63           140,000(c)              142,100
                                                                    ---------------
Total                                                                     4,297,861
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 28 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

METALS (--%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25%          $30,000                 $32,288
Reliance Steel & Aluminum
  11-15-36                           6.85           400,000(d)              398,815
                                                                    ---------------
Total                                                                       431,103
-----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
Countrywide Financial
 Sub Nts
  05-15-16                           6.25         1,455,000               1,466,675
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.88            50,000(d)               52,000
OPTI Canada
  12-15-14                           8.25           190,000(c,d)            197,125
Pride Intl
 Sr Unsecured
  07-15-14                           7.38           330,000                 338,250
                                                                    ---------------
Total                                                                       587,375
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Residential Capital LLC
  06-30-10                           6.38         1,850,000               1,849,502
-----------------------------------------------------------------------------------

PACKAGING (0.1%)
Greif
 Sr Nts
  02-01-17                           6.75           400,000(d)              404,000
Owens-Brockway Glass Container
  05-15-13                           8.25            90,000                  93,825
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50            50,000(d)               53,000
                                                                    ---------------
Total                                                                       550,825
-----------------------------------------------------------------------------------

PAPER (--%)
Cascades
 Sr Nts
  02-15-13                           7.25            15,000(c)               15,000
Georgia-Pacific
  01-15-17                           7.13           270,000(d)              270,675
NewPage
  05-01-12                          10.00            45,000                  49,219

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
PAPER (CONT.)
Norampac
  06-01-13                           6.75%          $25,000(c)              $24,719
                                                                    ---------------
Total                                                                       359,613
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Wyeth
  04-01-37                           5.95           820,000                 807,578
-----------------------------------------------------------------------------------

RAILROADS (0.3%)
Burlington Northern Sante Fe
  01-15-15                           4.88         1,605,000               1,512,960
  08-15-36                           6.20           295,000                 289,115
CSX
  08-01-13                           5.50           790,000                 784,510
CSX
 Sr Unsecured
  03-15-11                           6.75           410,000                 428,254
CSX
 Sr Unsub
  10-01-36                           6.00           285,000                 271,775
                                                                    ---------------
Total                                                                     3,286,614
-----------------------------------------------------------------------------------

RETAILERS (0.4%)
Federated Retail Holdings
  03-15-12                           5.35           600,000                 598,128
  03-15-37                           6.38           190,000                 184,678
Home Depot
 Sr Unsecured
  12-16-36                           5.88         1,655,000               1,577,920
May Department Stores
  07-15-09                           4.80         1,605,000               1,588,986
United Auto Group
 Sr Sub Nts
  12-15-16                           7.75           145,000(d)              145,906
                                                                    ---------------
Total                                                                     4,095,618
-----------------------------------------------------------------------------------

TECHNOLOGY (--%)
Belden CDT
 Sr Sub Nts
  03-15-17                           7.00            10,000(d)               10,200
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25           110,000(c)              106,425

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  29

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
TECHNOLOGY (CONT.)
NXP Funding LLC
Secured
  10-15-13                           8.11%          $82,000(c,d,j)          $84,358
                                                                    ---------------
Total                                                                       200,983
-----------------------------------------------------------------------------------

WIRELESS (--%)
American Tower
 Sr Nts
  10-15-12                           7.13            30,000                  30,900
Vodafone Group
  02-27-37                           6.15           215,000(c)              207,557
                                                                    ---------------
Total                                                                       238,457
-----------------------------------------------------------------------------------

WIRELINES (1.2%)
AT&T
 Sr Nts
  05-15-36                           6.80         1,585,000               1,689,754
Qwest
  03-15-12                           8.88           180,000                 198,900
Qwest
 Sr Nts
  06-15-15                           7.63           450,000                 480,375
Qwest
 Sr Unsecured
  10-01-14                           7.50           130,000                 137,150
Telecom Italia Capital
  11-15-33                           6.38         1,420,000(c)            1,339,283
Telefonica Europe
  09-15-10                           7.75         1,510,000(c)            1,627,119
TELUS
  06-01-11                           8.00         3,105,000(c)            3,400,673
Verizon New York
 Series A
  04-01-12                           6.88         2,185,000               2,305,920
Verizon Pennsylvania
 Series A
  11-15-11                           5.65         1,040,000               1,052,896
Windstream
  08-01-16                           8.63           260,000                 284,375

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Windstream
 Sr Nts
  03-15-19                           7.00%          $95,000(d)              $95,238
                                                                    ---------------
Total                                                                    12,611,683
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $378,552,926)                                                   $376,726,494
-----------------------------------------------------------------------------------

SENIOR LOANS (0.7%)(q)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
AUTOMOTIVE (--%)
Ford Motor
 Tranche B Term Loan
  12-15-13                             8.36%       $210,000               $210,758
----------------------------------------------------------------------------------

CHEMICALS (--%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.10         145,000(c,e)           145,000
----------------------------------------------------------------------------------

ENTERTAINMENT (--%)
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                             7.09          10,000                 10,010
----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
 Tranche B Term Loan
  01-26-14                        7.45-7.48          30,000(e)              30,092
  01-26-14                        7.45-7.48         280,000                280,857
Pinnacle Foods Finance
 Tranche B Term Loan
  03-30-14                             8.10         375,000(e)             375,000
                                                                   ---------------
Total                                                                      685,949
----------------------------------------------------------------------------------

HEALTH CARE (0.1%)
HCA
 Tranche B Term Loan
  11-17-13                             7.60       1,885,275              1,902,469
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 30 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

MEDIA CABLE (0.2%)
Charter Communications
 Tranche B Term Loan
  04-28-14                             7.99%       $885,000(e)            $881,956
Univision Communications
 Tranche B Term Loan
  09-23-14                             7.57         850,000(e)             850,000
                                                                   ---------------
Total                                                                    1,731,956
----------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
 Intelsat Bermuda
  Term Loan
  02-01-14                             7.86         165,000(c)             166,031
VNU
 Tranche B Term Loan
  08-09-13                             7.61         220,000(c,e)           221,866
  08-09-13                             7.61         568,575(c)             573,396
                                                                   ---------------
Total                                                                      961,293
----------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-17-14                             7.07         740,000(e)             740,969
----------------------------------------------------------------------------------

PAPER (--%)
Domtar
 Tranche B Term Loan
  03-05-14                             6.70         245,000                244,848
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

RETAILERS (0.1%)
Michaels Stores
 Tranche B Term Loan
  10-31-13                             8.13%       $327,201               $329,798
Neiman Marcus Group
 Tranche B Term Loan
  04-27-13                             7.35         250,000                251,988
                                                                   ---------------
Total                                                                      581,786
----------------------------------------------------------------------------------

TECHNOLOGY (--%)
West Corp
 Tranche B Term Loan
  10-24-13                        7.74-8.11         400,000                402,216
----------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-16-14                             7.61         485,000(e)             486,615
----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $8,087,461)                                                      $8,103,869
----------------------------------------------------------------------------------

MONEY MARKET FUND (4.4%)(m)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 48,074,798(r)          $48,074,798
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $48,074,798)                                                     $48,074,798
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $981,827,094)(t)                                              $1,102,068,597
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 4.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $18,747,797 or 1.7% of net assets.

(e) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,653,656.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  31

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2007:

                         PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                   AMOUNT            DATE          RECEIVABLE         VALUE
--------------------------------------------------------------------------------------
Federal Natl Mtge
   Assn
  04-01-22 5.00%           $425,000        04-17-07          $420,086         $419,024
  04-01-37 5.00           3,000,000        04-12-07         2,916,094        2,897,814

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                $5,200,000
U.S. Treasury Note, June 2007, 5-year                              1,900,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 2-year                             13,000,000
U.S. Treasury Note, June 2007, 10-year                               500,000

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(l) At March 31, 2007, security was partially or fully on loan. See Note 6 to the financial statements.

(m) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. See Note 6 to the financial statements. 3.4% of net assets is the Fund's cash equivalent position.

(n) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(o) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(p) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying

--------------------------------------------------------------------------------

 32 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r)  Affiliated Money Market Fund -- See Note 8 to the financial statements.

(s) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                   ACQUISITION
SECURITY                                              DATES               COST
---------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                05-01-06           $1,210,232

(t) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $981,827,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $129,956,000
Unrealized depreciation                                             (9,714,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $120,242,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  33

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $933,752,296)         $1,053,993,799
   Affiliated money market fund (identified cost
   $48,074,798) (Note 8)                                            48,074,798
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $981,827,094)                                                 1,102,068,597
Foreign currency holdings (identified cost $131,517) (Note
   1)                                                                  131,265
Capital shares receivable                                              196,746
Dividends and accrued interest receivable                            3,866,616
Receivable for investment securities sold                            7,601,412
------------------------------------------------------------------------------
Total assets                                                     1,113,864,636
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                       35,275
Capital shares payable                                                  54,023
Payable for investment securities purchased                         17,214,311
Payable upon return of securities loaned (Note 6)                   11,298,750
Unrealized depreciation on swap transactions, at value (Note
   9)                                                                   40,479
Accrued investment management services fee                              15,672
Accrued distribution fee                                               416,983
Accrued transfer agency fee                                              3,980
Accrued administrative services fee                                      1,689
Accrued plan administration services fee                                28,971
Other accrued expenses                                                 175,606
Forward sale commitments, at value (proceeds receivable
   $3,336,180) (Note 1)                                              3,316,838
------------------------------------------------------------------------------
Total liabilities                                                   32,602,577
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $1,081,262,059
==============================================================================

--------------------------------------------------------------------------------

 34 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

MAR. 31, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $      975,816
Additional paid-in capital                                       1,688,926,196
Undistributed net investment income                                    610,619
Accumulated net realized gain (loss) (Note 12)                    (729,430,712)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies (Notes 5, 7 and 9)                                   120,180,140
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $1,081,262,059
==============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                          $  939,959,603
                                            Class B                          $   69,367,954
                                            Class C                          $    4,731,907
                                            Class R4                         $   67,202,595
Net asset value per share of outstanding
   capital stock:                           Class A shares     84,791,657    $        11.09
                                            Class B shares      6,299,084    $        11.01
                                            Class C shares        430,017    $        11.00
                                            Class R4 shares     6,060,799    $        11.09
-------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 6)                                                                  $   11,000,560
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  35

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 7,620,115
Interest                                                          9,759,373
Income distributions from affiliated money market fund (Note
   8)                                                             1,200,586
Fee income from securities lending (Note 6)                          34,605
   Less foreign taxes withheld                                      (29,092)
---------------------------------------------------------------------------
Total income                                                     18,585,587
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                3,290,352
Distribution fee
   Class A                                                        1,198,419
   Class B                                                          351,881
   Class C                                                           22,437
Transfer agency fee
   Class A                                                          695,252
   Class B                                                           56,702
   Class C                                                            3,477
   Class R4                                                          37,944
Service fee -- Class R4                                              20,951
Administrative services fees and expenses                           317,889
Plan administration services fee -- Class R4                         58,082
Compensation of board members                                        10,259
Custodian fees                                                      108,624
Printing and postage                                                108,795
Registration fees                                                    48,615
Professional fees                                                    27,608
Other                                                                11,595
---------------------------------------------------------------------------
Total expenses                                                    6,368,882
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                        (7,015)
---------------------------------------------------------------------------
                                                                  6,361,867
   Earnings and bank fee credits on cash balances (Note 2)          (62,137)
---------------------------------------------------------------------------
Total net expenses                                                6,299,730
---------------------------------------------------------------------------
Investment income (loss) -- net                                  12,285,857
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 36 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                49,197,731
   Foreign currency transactions                                     (1,315)
   Futures contracts                                                299,451
   Swap transactions                                                (13,894)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          49,481,973
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         12,827,709
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            62,309,682
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $74,595,539
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MARCH 31, 2007
                                                    SIX MONTHS ENDED    SEPT. 30, 2006
                                                      (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $   12,285,857     $   28,010,943
Net realized gain (loss) on investments                  49,481,973         94,084,580
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                    12,827,709        (17,850,159)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       74,595,539        104,245,364
--------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                           (12,456,012)       (22,361,417)
      Class B                                              (659,202)        (1,228,618)
      Class C                                               (43,906)           (58,597)
      Class R4                                           (1,078,974)        (3,199,596)
--------------------------------------------------------------------------------------
Total distributions                                     (14,238,094)       (26,848,228)
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                               20,779,571         44,096,239
   Class B shares                                         3,773,586          6,926,206
   Class C shares                                           709,186            654,859
   Class R4 shares                                        4,233,975          7,169,137
Fund merger (Note 11)
   Class A shares                                               N/A         69,056,992
   Class B shares                                               N/A         25,083,460
   Class C shares                                               N/A          1,603,216
   Class R4 shares                                              N/A         37,181,593
Reinvestment of distributions at net asset value
   Class A shares                                        10,884,001         19,449,862
   Class B shares                                           644,293          1,200,976
   Class C shares                                            42,161             57,079
   Class R4 shares                                        1,078,952          3,199,508
Payments for redemptions
   Class A shares                                      (101,367,326)      (227,532,466)
   Class B shares (Note 2)                               (8,604,026)       (49,179,201)
   Class C shares (Note 2)                                 (452,760)        (1,536,159)
   Class R4 shares                                      (82,918,080)       (80,991,204)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                  (151,196,467)      (143,559,903)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (90,839,022)       (66,162,767)
Net assets at beginning of period                     1,172,101,081      1,238,263,848
--------------------------------------------------------------------------------------
Net assets at end of period                          $1,081,262,059     $1,172,101,081
======================================================================================
Undistributed net investment income                  $      610,619     $    2,562,856
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 38 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to March 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

The Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  39

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At March 31, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2007 was $1,182,915 representing 0.11% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value which the asset is valued by the Fund.

--------------------------------------------------------------------------------

 40 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2007, the Fund has entered into outstanding when-issued securities of $699,509 and other forward-commitments of $12,954,147.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  41

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2007, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

--------------------------------------------------------------------------------

 42 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  43

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid at the end of the calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. On March 7, 2006, an additional dividend was paid before the merger to ensure that current shareholders of RiverSource Balanced Fund would not experience a dilution in their share of the Fund's income or capital gains.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 44 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.35% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Balanced Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $332,731 for the six months ended March 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $5,579 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  45

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $221,451 for Class A, $19,633 for Class B and $221 for Class C for the six months ended March 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------

 46 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

For the six months ended March 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses are 0.94% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class R4 were $7,015. Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.90% of the Fund's average daily net assets for Class R4.

During the six months ended March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $62,137 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $655,828,244 and $817,414,834, respectively, for the six months ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED MARCH 31, 2007
                                 CLASS A       CLASS B      CLASS C     CLASS R4*
----------------------------------------------------------------------------------
Sold                             1,893,410       345,847      64,970       387,760
Issued for reinvested
   distributions                   984,029        58,672       3,839        97,597
Redeemed                        (9,244,145)     (789,383)    (41,381)   (7,658,425)
----------------------------------------------------------------------------------
Net increase (decrease)         (6,366,706)     (384,864)     27,428    (7,173,068)
----------------------------------------------------------------------------------

                                            YEAR ENDED SEPT. 30, 2006
                                 CLASS A       CLASS B      CLASS C     CLASS R4*
----------------------------------------------------------------------------------
Sold                             4,408,687       696,587      65,821       709,904
Fund merger                      6,845,907     2,502,967     160,053     3,686,312
Issued for reinvested
   distributions                 1,930,371       120,393       5,708       317,358
Redeemed                       (22,589,688)   (4,942,981)   (153,038)   (8,143,763)
----------------------------------------------------------------------------------
Net increase (decrease)         (9,404,723)   (1,623,034)     78,544    (3,430,189)
----------------------------------------------------------------------------------

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  47

5. INTEREST RATE FUTURES CONTRACTS

At March 31, 2007, investments in securities included securities valued at $458,600 that were pledged as collateral to cover initial margin deposits on 71 open purchase contracts and 70 open sale contracts. The notional market value of the open purchase contracts at March 31, 2007 was $7,795,141 with a net unrealized loss of $6,627. The notional market value of the open sale contracts at March 31, 2007 was $13,858,516 with a net unrealized loss of $37,866. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $11,000,560 were on loan to brokers. For collateral, the Fund received $11,298,750 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $34,605 for the six months ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. FORWARD FOREIGN CURRENCY CONTRACTS

At March 31, 2007, the Fund has a forward foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract, if any, is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

                           CURRENCY TO      CURRENCY TO     UNREALIZED      UNREALIZED
EXCHANGE DATE             BE DELIVERED      BE RECEIVED    APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------
April 4, 2007                      2,816           463          $--             $--
                         Norwegian Krone    U.S. Dollar
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 48 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

9. SWAP CONTRACTS

At March 31, 2007, the Fund had the following open CBMS total return swap contract:

                                                                      UNREALIZED
                                      TERMINATION      NOTIONAL      APPRECIATION
                                          DATE          AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------
Receive total return on Lehman
Brothers Aaa 8.5+ Commercial
Mortgage-Backed Securities Index
and pay a floating rate based on
1-month LIBOR less 0.25%.
Counterparty: Wachovia                Oct. 1, 2007    $4,950,000       $(40,479)
----------------------------------------------------------------------------------

10. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended March 31, 2007.

11. FUND MERGER

At the close of business on March 10, 2006, RiverSource Balanced Fund acquired the assets and assumed the identified liabilities of RiverSource Global Balanced Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Balanced Fund immediately before the acquisition were $1,126,160,847 and the combined net assets immediately after the acquisition were $1,259,086,108.

The merger was accomplished by a tax-free exchange of 21,932,830 shares of RiverSource Global Balanced Fund valued at $132,925,261.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  49

In exchange for the RiverSource Global Balanced Fund shares and net assets, RiverSource Balanced Fund issued the following number of shares:

                                                                 SHARES
 Class A                                                        6,845,907
 Class B                                                        2,502,967
 Class C                                                          160,053
 Class Y                                                        3,686,312

RiverSource Global Balanced Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net loss.

                                                                     ACCUMULATED     TEMPORARY
                        TOTAL NET                      UNREALIZED    NET REALIZED   BOOK-TO-TAX
                          ASSETS      CAPITAL STOCK   APPRECIATION       LOSS       DIFFERENCES
 RiverSource Global
 Balanced Fund         $132,925,261   $144,923,855    $14,691,458    $(25,723,963)   $(966,089)

12. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $771,389,327 at Sept. 30, 2006, that if not offset by capital gains will expire as follows:

   2009          2010           2011          2012
$6,553,043   $371,272,426   $368,676,980   $24,886,878

RiverSource Balanced Fund acquired $25,719,438 of capital loss carry-overs in connection with the RiverSource Global Balanced Fund merger (see Note 11). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 50 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  51

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 52 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

14. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,           2007(G)           2006           2005           2004           2003
Net asset value, beginning of period     $10.52          $9.84          $9.25          $8.47          $7.40
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13            .24            .21            .19            .17
Net gains (losses) (both realized and
 unrealized)                                .58            .68            .61            .77           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .71            .92            .82            .96           1.24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.14)          (.24)          (.23)          (.18)          (.17)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.09         $10.52          $9.84          $9.25          $8.47
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $940           $959           $990         $1,077         $1,125
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.10%(d)       1.01%          1.03%          1.01%           .99%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.23%(d)       2.42%          2.13%          2.01%          2.05%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          60%           126%           130%           131%           130%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           6.80%(f)       9.46%          8.86%         11.32%         16.80%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  53

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $10.45          $9.78          $9.19          $8.41          $7.35
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .16            .14            .11            .10
Net gains (losses) (both realized and
 unrealized)                                .57            .67            .59            .77           1.06
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .66            .83            .73            .88           1.16
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.16)          (.14)          (.10)          (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.01         $10.45          $9.78          $9.19          $8.41
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $69            $70            $81           $113           $139
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.86%(d)       1.78%          1.81%          1.78%          1.77%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.47%(d)       1.63%          1.35%          1.23%          1.28%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          60%           126%           130%           131%           130%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           6.35%(f)       8.54%          8.02%         10.51%         15.89%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 54 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $10.44          $9.77          $9.19          $8.41          $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .16            .14            .12            .11
Net gains (losses) (both realized and
 unrealized)                                .58            .67            .59            .77           1.05
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .67            .83            .73            .89           1.16
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.16)          (.15)          (.11)          (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.00         $10.44          $9.77          $9.19          $8.41
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $4             $3             $3             $2
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.86%(d)       1.78%          1.81%          1.78%          1.79%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.48%(d)       1.61%          1.35%          1.25%          1.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          60%           126%           130%           131%           130%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           6.38%(f)       8.58%          7.97%         10.57%         15.82%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  55

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,  2007(H)               2006              2005              2004              2003
Net asset value, beginning of
 period                          $10.52             $9.84             $9.25             $8.46             $7.40
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .13               .26               .23               .21               .18
Net gains (losses) (both
 realized and unrealized)           .59               .68               .60               .77              1.06
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .72               .94               .83               .98              1.24
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.15)             (.26)             (.24)             (.19)             (.18)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $11.09            $10.52             $9.84             $9.25             $8.46
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $67              $139              $164              $182              $295
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)           .94%(d),(e)       .83%              .87%              .85%              .83%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 2.32%(e)          2.57%             2.29%             2.16%             2.22%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                        60%              126%              130%              131%              130%
---------------------------------------------------------------------------------------------------------------
Total return(f)                   6.85%(g)          9.65%             9.05%            11.63%            16.85%
---------------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.96% for the six months ended March 31, 2007.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 56 RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                         RIVERSOURCE BALANCED FUND -- 2007 SEMIANNUAL REPORT  57

RIVERSOURCE(R) BALANCED FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


RIVERSOURCE.COM/FUNDS

(RIVERSOURCE INVESTMENTS LOGO)

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6335 Y (5/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
DIVERSIFIED EQUITY INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2007

RIVERSOURCE DIVERSIFIED EQUITY
INCOME FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME AND, AS A SECONDARY
OBJECTIVE, STEADY GROWTH OF
CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............      9

Investments in Securities...........     12

Financial Statements................     16

Notes to Financial Statements.......     22

Proxy Voting........................     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT MARCH 31, 2007

FUND OBJECTIVE

RiverSource Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Other(1)                      21.1%
Health Care                    6.2%
Materials                      6.5%
Telecommunication Services     8.9%            (PIE CHART)
Financials                    25.4%
Industrials                   18.3%
Energy                        13.6%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Consumer Discretionary 6.2%, Consumer Staples 4.5%, Utilities 3.8%, Information Technology 3.6% and Cash & Cash Equivalents(2) 3.0%.
(2) Of the 3.0%, 2.8% is due to security lending activity and 0.2% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

AT&T                                  4.1%
Citigroup                             3.2%
General Electric                      3.1%
Bank of America                       2.7%
Caterpillar                           2.7%
McDermott Intl                        2.3%
Travelers Companies                   2.0%
Loews-Carolina Group                  2.0%
Altria Group                          2.0%
XL Capital Cl A                       1.9%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT MARCH 31, 2007

STYLE MATRIX

(STYLE MATRIX GRAPHIC)

          STYLE

VALUE     BLEND      GROWTH
  X                             LARGE
                                MEDIUM      SIZE
                                SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
Warren Spitz                        23
Steve Schroll                       26
Laton Spahr, CFA                     9
Paul Stocking                       20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INDZX          10/15/90
Class B                     IDEBX           3/20/95
Class C                     ADECX           6/26/00
Class I                     ADIIX            3/4/04
Class R2                    RDEIX          12/11/06
Class R3                       --          12/11/06
Class R4(1)                 IDQYX           3/20/95
Class R5                       --          12/11/06
Class W                        --           12/1/06

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets             $7.589 billion
Number of holdings                      121

--------------------------------------------------------------------------------

 4 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended March 31, 2007

                                  (BAR CHART)

RiverSource Diversified Equity Income Fund Class A
  (excluding sales charge)                              +8.65%

Russell 1000(R) Value Index(1) (unmanaged)              +9.34%

Lipper Equity Income Funds Index(2)                     +8.55%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                    TOTAL                   NET EXPENSES
Class A                                             1.14%                      1.14%
Class B                                             1.90%                      1.90%
Class C                                             1.90%                      1.90%
Class I                                             0.74%                      0.74%
Class R2(a)                                         1.53%                      1.53%
Class R3(a)                                         1.28%                      1.28%
Class R4(a)                                         1.03%                      0.99%(b)
Class R5(a)                                         0.78%                      0.78%
Class W(a)                                          1.18%                      1.18%

(a) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class R2, Class R3 and Class R5 is Dec. 11, 2006. Inception date for Class W is Dec. 1, 2006. For Class R2, Class R3, Class R5 and Class W, expenses are based on estimated amounts for the current fiscal year.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that increased the management fee by 0.10%), will not exceed 0.89% for Class R4.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MARCH 31, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 10/15/90)         +8.65%     +11.65%   +16.38%   +12.36%   +10.56%     +13.06%
 Class B (inception 3/20/95)          +8.32%     +10.88%   +15.53%   +11.51%    +9.73%     +11.30%
 Class C (inception 6/26/00)          +8.27%     +10.85%   +15.49%   +11.50%      N/A       +9.91%
 Class I (inception 3/4/04)           +8.94%     +12.17%   +16.89%      N/A       N/A      +15.71%
 Class R2 (inception 12/11/06)          N/A         N/A       N/A       N/A       N/A       +1.46%*
 Class R3 (inception 12/11/06)          N/A         N/A       N/A       N/A       N/A       +1.55%*
 Class R4** (inception 3/20/95)       +8.80%     +11.90%   +16.58%   +12.54%   +10.74%     +12.32%
 Class R5 (inception 12/11/06)          N/A         N/A       N/A       N/A       N/A       +1.69%*
 Class W (inception 12/1/06)            N/A         N/A       N/A       N/A       N/A       +2.79%*

WITH SALES CHARGE
 Class A (inception 10/15/90)         +2.40%      +5.23%   +14.11%   +11.03%    +9.91%     +12.66%
 Class B (inception 3/20/95)          +3.37%      +5.88%   +14.52%   +11.25%    +9.73%     +11.30%
 Class C (inception 6/26/00)          +7.28%      +9.85%   +15.49%   +11.50%      N/A       +9.91%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 shares are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource Diversified Equity Income Fund's results and positioning for the six months ended March 31, 2007.

Q: How did RiverSource Diversified Equity Income Fund perform for the six months ended March 31, 2007?

A: RiverSource Diversified Equity Income Fund increased 8.65% (Class A shares, excluding sales charge) for the six months ended March 31, 2007. The Fund underperformed the 9.34% increase of the Russell 1000(R) Value Index (Russell Index), but outperformed the 8.55% increase of the Lipper Equity Income Funds Index, representing the Fund's peer group.

   A MODEST ALLOCATION TO FINANCIALS, THE SECOND WORST PERFORMING SECTOR IN THE RUSSELL INDEX, BOOSTED THE FUND'S RETURN MOST RELATIVE TO THE INDEX.


Q: What factors most significantly affected the Fund's performance?

A: A modest allocation to financials, the second worst performing sector in the Russell Index, boosted the Fund's return most relative to the Index. Stock selection within consumer staples also contributed notably to the Fund's results, with tobacco companies Loews-Carolina Group and Altria Group particularly strong performers. In utilities, the Fund's holding Telefonos de Mexico (Telmex) was a strong individual stock performer.

   Fund strategy within the energy sector and the basic materials industry produced mixed results. Significant allocations to each of these strongly performing areas helped the Fund's results, but this positive was more than offset by poor stock selection. For example, a position in oil services company McDermott Intl contributed to the Fund's results, but positions in oil services company Baker Hughes and integrated oil giant Exxon Mobil detracted.

   Stock selection in the consumer discretionary sector detracted from the Fund's results, with positions in media companies Comcast and Time Warner performing poorly. Having a significant allocation to health care, the worst performing sector in the Russell Index during the semiannual period, detracted as well.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund's portfolio during the period?

A: Toward the end of the period, we reduced the Fund's positions in the health care and financials sectors. We increased the Fund's allocation to the basic materials and producer durables areas in part to take advantage of market pullbacks in such cyclical industries. We also saw an opportunity to add to these cyclical industries as we anticipate a re-acceleration of the U.S. economy during the second half of 2007.

Q: What is the Fund's tactical view and strategy for the months ahead?

A: Given price corrections within certain sectors during the first calendar quarter as well as our view of continued soft economic conditions over the next several quarters, we intend to continue to marginally increase the portfolio's exposure to cyclical sectors on an opportunistic basis during the coming months. As always, we will continue to emphasize stocks with what we believe to be attractive valuations and will generally invest in equities across the market capitalizations sectors with an emphasis on large-cap stocks.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 8 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  9

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,086.50          $5.25           1.01%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.90          $5.09           1.01%
 Class B
   Actual(b)                   $1,000         $1,083.20          $9.19           1.77%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.11          $8.90           1.77%
 Class C
   Actual(b)                   $1,000         $1,082.70          $9.14           1.76%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.16          $8.85           1.76%
 Class I
   Actual(b)                   $1,000         $1,089.40          $3.23            .62%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.84          $3.13            .62%
 Class R2
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.30          $6.69           1.33%
 Class R3
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.25          $7.75           1.54%
 Class R4
   Actual(b)                   $1,000         $1,088.00          $4.58(d)         .88%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.54          $4.43(d)         .88%
 Class R5
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.89          $3.07            .61%

--------------------------------------------------------------------------------

 10 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class W
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.85          $5.14           1.02%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2007: +8.65% for Class A, +8.32% for Class B, +8.27% for Class C, +8.94% for Class I and +8.80% for Class R4.
(c) The actual values and expenses paid are not presented because Class R2, Class R3, Class R5 and Class W do not have a full six months of history. The inception date of Class R2, Class R3 and Class R5 is Dec. 11, 2006. The inception date of Class W is Dec. 1, 2006.
(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.89% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended March 31, 2007, the actual expenses paid for Class R4 would have been $4.74 and the hypothetical expenses paid for Class R4 would have been $4.58.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.8%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.0%)
Goodrich                                            584,506             $30,090,369
Honeywell Intl                                      974,729              44,896,018
                                                                    ---------------
Total                                                                    74,986,387
-----------------------------------------------------------------------------------

AIRLINES (0.9%)
AMR                                                 835,388(b,d)         25,437,564
Continental Airlines Cl B                           402,879(b)           14,660,767
UAL                                                 123,646(b)            4,719,568
US Airways Group                                    467,117(b)           21,244,481
                                                                    ---------------
Total                                                                    66,062,380
-----------------------------------------------------------------------------------

AUTOMOBILES (1.4%)
Ford Motor                                        6,972,700(d)           55,014,603
General Motors                                    1,746,370              53,508,777
                                                                    ---------------
Total                                                                   108,523,380
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                           5,220                 343,789
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Bank of New York                                  1,174,149              47,611,742
Merrill Lynch & Co                                  503,344              41,108,104
Morgan Stanley                                      283,376              22,318,694
                                                                    ---------------
Total                                                                   111,038,540
-----------------------------------------------------------------------------------

CHEMICALS (3.4%)
Air Products & Chemicals                            304,181              22,497,227
Dow Chemical                                      2,441,459             111,965,310
EI du Pont de Nemours & Co                        2,561,276             126,603,872
                                                                    ---------------
Total                                                                   261,066,409
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
US Bancorp                                          838,690              29,328,989
Wachovia                                            775,888              42,712,635
Wells Fargo & Co                                    665,061              22,898,050
                                                                    ---------------
Total                                                                    94,939,674
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                    873,107              30,043,612
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMPUTERS & PERIPHERALS (1.1%)
Hewlett-Packard                                   2,081,051             $83,533,387
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                               342,354              30,716,000
Insituform Technologies Cl A                        300,440(b)            6,246,148
                                                                    ---------------
Total                                                                    36,962,148
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson ADR                                          556,888(c)           45,068,946
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.1%)
Bank of America                                   4,196,653             214,113,236
Citigroup                                         4,852,805             249,143,009
                                                                    ---------------
Total                                                                   463,256,245
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.1%)
AT&T                                              8,029,783             316,614,344
BT Group                                          9,251,427(c)           55,291,981
Telefonos de Mexico ADR Series L                  2,668,384(c)           89,124,026
Verizon Communications                            2,086,210              79,109,083
                                                                    ---------------
Total                                                                   540,139,434
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.0%)
Duke Energy                                         988,340(d)           20,053,419
Edison Intl                                         400,732              19,687,963
Exelon                                              573,443              39,401,269
FirstEnergy                                         608,003              40,274,119
FPL Group                                         1,096,977              67,102,082
Southern                                          1,024,091              37,532,935
                                                                    ---------------
Total                                                                   224,051,787
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                           2,661,063(c)           45,717,062
Hubbell Cl B                                        240,591              11,606,110
                                                                    ---------------
Total                                                                    57,323,172
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (4.3%)
Baker Hughes                                      1,130,418             $74,754,542
GlobalSantaFe                                     1,311,173              80,873,151
Halliburton                                       3,137,507(d)           99,584,472
Schlumberger                                      1,060,552(d)           73,284,143
                                                                    ---------------
Total                                                                   328,496,308
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                     791,736(d)           37,172,005
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Boston Scientific                                 1,145,197(b)           16,651,164
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
CIGNA                                               203,057              28,968,112
Health Net                                          469,415(b)           25,259,221
Humana                                              488,495(b)           28,342,480
                                                                    ---------------
Total                                                                    82,569,813
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Royal Caribbean Cruises                             860,187              36,265,484
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Whirlpool                                           499,048              42,374,166
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (6.5%)
3M                                                  904,520              69,132,464
General Electric                                  6,935,431             245,236,839
McDermott Intl                                    3,621,015(b)          177,357,315
                                                                    ---------------
Total                                                                   491,726,618
-----------------------------------------------------------------------------------

INSURANCE (15.8%)
ACE                                               2,485,902(c)          141,845,569
Allstate                                          1,287,800              77,345,268
American Intl Group                               1,093,679              73,517,102
Aon                                               1,621,326              61,545,535
Axis Capital Holdings                             1,136,637(c)           38,486,529
Endurance Specialty Holdings                      1,232,291(c)           44,042,080
Everest Re Group                                    179,742(c)           17,285,788
Lincoln Natl                                        904,365              61,306,903
Loews                                             2,584,387             117,408,701
Marsh & McLennan Companies                        3,283,873              96,184,640
Montpelier Re Holdings                            1,870,355(c,d)         32,431,956
PartnerRe                                           335,632(c)           23,004,217

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
RenaissanceRe Holdings                              736,868(c)          $36,946,562
Safeco                                              652,998              43,378,657
Torchmark                                           536,565              35,193,298
Travelers Companies                               3,089,474             159,942,070
XL Capital Cl A                                   2,092,948(c)          146,422,643
                                                                    ---------------
Total                                                                 1,206,287,518
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Computer Sciences                                   364,427(b)           18,997,580
Electronic Data Systems                           1,413,522              39,126,288
                                                                    ---------------
Total                                                                    58,123,868
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                     1,424,095(d)           32,127,583
-----------------------------------------------------------------------------------

MACHINERY (7.9%)
Caterpillar                                       3,090,503             207,156,417
Deere & Co                                          898,388              97,600,873
Eaton                                             1,013,399              84,679,620
Illinois Tool Works                               1,147,962              59,234,839
Ingersoll-Rand Cl A                               2,190,059(c)           94,982,859
Parker Hannifin                                     690,151              59,566,933
                                                                    ---------------
Total                                                                   603,221,541
-----------------------------------------------------------------------------------

MEDIA (2.3%)
Comcast Cl A                                      2,680,231(b)           69,551,994
Idearc                                              192,237               6,747,519
RH Donnelley                                        406,095              28,788,075
Time Warner                                       3,579,123              70,580,305
                                                                    ---------------
Total                                                                   175,667,893
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Alcoa                                             1,842,808              62,471,191
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Federated Department Stores                         694,769              31,299,343
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                  379,589              33,696,115
NiSource                                          1,234,374              30,168,101
                                                                    ---------------
Total                                                                    63,864,216
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (9.6%)
Anadarko Petroleum                                  504,078             $21,665,272
Apache                                              380,633              26,910,753
BP ADR                                            1,261,855(c)           81,705,111
Chevron                                           1,770,163             130,921,256
ConocoPhillips                                    1,700,003             116,195,206
Devon Energy                                        169,915              11,761,516
EnCana                                              383,505(c)           19,416,858
Exxon Mobil                                       1,086,416              81,970,088
Marathon Oil                                      1,082,129             106,946,810
Petroleo Brasileiro ADR                             546,499(c)           54,382,115
Pioneer Natural Resources                           524,800              22,624,128
Spectra Energy                                      583,179              15,320,112
Total ADR                                           593,219(c)           41,394,822
                                                                    ---------------
Total                                                                   731,214,047
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.9%)
Intl Paper                                        2,444,926              88,995,306
Weyerhaeuser                                        689,021              51,497,430
                                                                    ---------------
Total                                                                   140,492,736
-----------------------------------------------------------------------------------

PHARMACEUTICALS (4.9%)
Abbott Laboratories                                 798,403              44,550,887
Bristol-Myers Squibb                              1,033,647              28,694,041
Eli Lilly & Co                                      623,832              33,506,017
Merck & Co                                        1,187,065              52,432,661
Pfizer                                            5,525,222             139,567,108
Schering-Plough                                     792,328              20,212,287
Wyeth                                             1,030,605              51,561,168
                                                                    ---------------
Total                                                                   370,524,169
-----------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                        414,429              33,332,524
Union Pacific                                       334,263              33,944,408
                                                                    ---------------
Total                                                                    67,276,932
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
STMicroelectronics                                  979,597(c)           18,808,262
Taiwan Semiconductor Mfg ADR                      4,193,930(c)           45,084,748
                                                                    ---------------
Total                                                                    63,893,010
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (1.0%)
Microsoft                                         2,684,858             $74,826,992
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Home Depot                                        1,506,330              55,342,564
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Fannie Mae                                        1,939,124             105,837,388
-----------------------------------------------------------------------------------

TOBACCO (4.2%)
Altria Group                                      1,789,584             157,143,371
Loews-Carolina Group                              2,096,862(f)          158,543,736
                                                                    ---------------
Total                                                                   315,687,107
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Sprint Nextel                                     5,748,615             108,993,740
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $6,054,437,030)                                               $7,499,746,686
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
ISSUER                                            SHARES                   VALUE(A)
Schering-Plough 6.00% Cv                            268,200             $15,843,110
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $13,410,000)                                                     $15,843,110
-----------------------------------------------------------------------------------

BONDS (0.6%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Calpine
Sr Nts
  02-15-11                           8.50%       $6,000,000(b)           $6,540,000
Qwest Communications Intl
 Sr Unsecured
  11-15-25                           3.50        24,573,000              40,550,365
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $29,771,706)                                                     $47,090,365
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

MONEY MARKET FUND (3.2%)(E)
                                                                                    SHARES                VALUE(A)
RiverSource Short-Term Cash Fund                                                  239,606,405(g)      $239,606,405
------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $239,606,405)                                                                                  $239,606,405
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,337,225,141)(h)                                                                           $7,802,286,566
==================================================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 14.1% of net assets.

(d) At March 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.9% of net assets. See Note 5 to the financial statements. 0.3% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $6,337,225,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $1,552,607,000
Unrealized depreciation                                            (87,545,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                     $1,465,062,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $6,097,618,736)       $7,562,680,161
   Affiliated money market fund (identified cost
   $239,606,405) (Note 6)                                          239,606,405
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $6,337,225,141)                                               7,802,286,566
Foreign currency holdings (identified cost $117) (Note 1)                  118
Capital shares receivable                                            2,993,359
Dividends and accrued interest receivable                           10,130,682
Receivable for investment securities sold                              973,610
------------------------------------------------------------------------------
Total assets                                                     7,816,384,335
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                       34,172
Capital shares payable                                               1,088,552
Payable upon return of securities loaned (Note 5)                  222,083,300
Accrued investment management services fee                             112,391
Accrued distribution fee                                             2,982,948
Accrued transfer agency fee                                                568
Accrued administrative services fee                                      9,365
Accrued plan administration services fee                                72,487
Other accrued expenses                                               1,124,590
------------------------------------------------------------------------------
Total liabilities                                                  227,508,373
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $7,588,875,962
==============================================================================

--------------------------------------------------------------------------------

 16 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

MARCH 31, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    5,853,063
Additional paid-in capital                                       5,885,700,043
Undistributed net investment income                                  4,569,734
Accumulated net realized gain (loss)                               227,691,695
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    1,465,061,427
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $7,588,875,962
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $5,921,839,337
                                           Class B                           $1,260,483,397
                                           Class C                           $   99,199,244
                                           Class I                           $  123,532,889
                                           Class R2                          $        4,620
                                           Class R3                          $    1,185,364
                                           Class R4                          $  182,621,808
                                           Class R5                          $        4,623
                                           Class W                           $        4,680
Net asset value per share of outstanding
   capital stock:                          Class A shares     456,798,542    $        12.96
                                           Class B shares      97,146,154    $        12.98
                                           Class C shares       7,659,803    $        12.95
                                           Class I shares       9,534,478    $        12.96
                                           Class R2 shares            356    $        12.98
                                           Class R3 shares         91,435    $        12.96
                                           Class R4 shares     14,074,804    $        12.98
                                           Class R5 shares            356    $        12.99
                                           Class W shares             361    $        12.96
-------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 5)                                                                  $  208,135,786
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                     $ 85,352,326
Interest                                                           275,725
Income distributions from affiliated money market fund (Note
   6)                                                            2,015,016
Fee income from securities lending (Note 5)                        528,833
   Less foreign taxes withheld                                    (513,159)
--------------------------------------------------------------------------
Total income                                                    87,658,741
--------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                              20,613,423
Distribution fee
   Class A                                                       7,252,617
   Class B                                                       6,318,716
   Class C                                                         474,182
   Class R2                                                              7
   Class R3                                                             13
   Class W                                                               4
Transfer agency fee
   Class A                                                       3,874,097
   Class B                                                         913,827
   Class C                                                          67,048
   Class R2                                                              1
   Class R3                                                              3
   Class R4                                                         48,627
   Class R5                                                              1
   Class W                                                               3
Service fee -- Class R4                                             20,605
Administrative services fees and expenses                        1,669,636
Plan administration services fee
   Class R2                                                              3
   Class R3                                                             13
   Class R4                                                        116,481
Compensation of board members                                       62,846
Custodian fees                                                     223,052
Printing and postage                                               258,800
Registration fees                                                   57,175
Professional fees                                                   65,039
Other                                                              115,888
--------------------------------------------------------------------------
Total expenses                                                  42,152,107
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                       (8,060)
--------------------------------------------------------------------------
                                                                42,144,047
   Earnings and bank fee credits on cash balances (Note 2)        (189,546)
--------------------------------------------------------------------------
Total net expenses                                              41,954,501
--------------------------------------------------------------------------
Investment income (loss) -- net                                 45,704,240
--------------------------------------------------------------------------

--------------------------------------------------------------------------------

 18 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                             $255,412,754
   Foreign currency transactions                                     9,786
--------------------------------------------------------------------------
Net realized gain (loss) on investments                        255,422,540
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                       303,944,382
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          559,366,922
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $605,071,162
==========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MARCH 31, 2007
                                                    SIX MONTHS ENDED    SEPT. 30, 2006
                                                      (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                     $    45,704,240     $    75,748,406
Net realized gain (loss) on investments                 255,422,540         667,563,305
Net change in unrealized appreciation
   (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                   303,944,382          60,748,970
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      605,071,162         804,060,681
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                           (38,526,350)        (68,205,940)
      Class B                                            (3,522,737)         (4,062,432)
      Class C                                              (278,987)           (287,993)
      Class I                                            (1,012,921)         (2,759,264)
      Class R2                                                  (32)                N/A
      Class R3                                                  (77)                N/A
      Class R4                                           (1,062,987)         (1,276,419)
      Class R5                                                  (39)                N/A
      Class W                                                   (33)                N/A
   Net realized gain
      Class A                                          (493,880,849)       (175,899,802)
      Class B                                          (107,894,466)        (52,922,416)
      Class C                                            (8,054,454)         (2,748,210)
      Class I                                            (9,932,541)         (4,780,968)
      Class R2                                                 (418)                N/A
      Class R3                                                 (418)                N/A
      Class R4                                           (9,146,377)         (2,765,629)
      Class R5                                                 (418)                N/A
      Class W                                                  (423)                N/A
---------------------------------------------------------------------------------------
Total distributions                                    (673,314,527)       (315,709,073)
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

                                                     MARCH 31, 2007
                                                    SIX MONTHS ENDED    SEPT. 30, 2006
                                                      (UNAUDITED)         YEAR ENDED
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                          $   547,667,282     $ 1,765,930,961
   Class B shares                                        83,111,059         308,425,141
   Class C shares                                        13,906,414          32,313,599
   Class I shares                                        10,039,006          70,245,448
   Class R2 shares                                            5,000                 N/A
   Class R3 shares                                        1,181,105                 N/A
   Class R4 shares                                       89,373,827          35,004,362
   Class R5 shares                                            5,000                 N/A
   Class W shares                                             5,000                 N/A
Reinvestment of distributions at net asset value
   Class A shares                                       522,210,669         238,684,013
   Class B shares                                       109,646,211          56,131,521
   Class C shares                                         8,066,454           2,954,211
   Class I shares                                        10,944,824           7,539,808
   Class R3 shares                                               41                 N/A
   Class R4 shares                                       10,209,364           4,042,048
Payments for redemptions
   Class A shares                                      (526,092,564)       (689,513,201)
   Class B shares (Note 2)                             (128,970,703)       (397,110,055)
   Class C shares (Note 2)                               (8,287,102)        (12,897,208)
   Class I shares                                       (29,558,127)        (49,930,532)
   Class R4 shares                                      (12,184,912)         (7,647,072)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                   701,277,848       1,364,173,044
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 633,034,483       1,852,524,652
Net assets at beginning of period                     6,955,841,479       5,103,316,827
---------------------------------------------------------------------------------------
Net assets at end of period                         $ 7,588,875,962     $ 6,955,841,479
=======================================================================================
Undistributed net investment income                 $     4,569,734     $     3,269,657
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to March 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At March 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class R2 and Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

 22 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  23

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

 24 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2007, foreign currency holdings were comprised entirely of British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  25

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 26 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $588,236 for the six months ended March 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $46,558 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  27

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $5,069,950 for Class A, $373,165 for Class B and $10,193 for Class C for the six months ended March 31, 2007.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended March 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 0.88% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class R4 were $8,060. Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.89% of the Fund's average daily net assets for Class R4.

During the six months ended March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $189,546 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,390,161,730 and $1,268,760,629, respectively, for the six months ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED MARCH 31, 2007
                             CLASS A                CLASS B                CLASS C
-----------------------------------------------------------------------------------------
Sold                        41,402,172              6,279,428              1,056,353
Issued for reinvested
 distributions              40,551,157              8,510,660                627,075
Redeemed                   (40,009,276)            (9,816,492)              (632,581)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                 41,944,053              4,973,596              1,050,847
-----------------------------------------------------------------------------------------

                            SIX MONTHS ENDED MARCH 31, 2007
                             CLASS I             CLASS R2(A)
Sold                          759,806                   356
Issued for reinvested
 distributions                850,364                    --
Redeemed                   (2,240,821)                   --
--------------------------------------------------------------------------------------
Net increase
 (decrease)                  (630,651)                  356
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  29

                                    CLASS R3(A)            CLASS R4(B)            CLASS R5(A)             CLASS W(C)
-------------------------------------------------------------------------------------------------------------------------
Sold                                     91,432              6,917,781                    356                   361
Issued for reinvested
 distributions                                3                791,758                     --                    --
Redeemed                                     --               (922,855)                    --                    --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  91,435              6,786,684                    356                   361
-------------------------------------------------------------------------------------------------------------------------

                                           YEAR ENDED SEPT. 30, 2006
                             CLASS A                CLASS B                CLASS C
-----------------------------------------------------------------------------------------
Sold                       140,270,699             24,642,507              2,563,979
Issued for reinvested
 distributions              19,645,096              4,650,068                244,763
Redeemed                   (54,773,877)           (31,627,917)            (1,025,685)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                105,141,918             (2,335,342)             1,783,057
-----------------------------------------------------------------------------------------

                               YEAR ENDED SEPT. 30, 2006
                             CLASS I             CLASS R4(B)
Sold                        5,567,673             2,795,276
Issued for reinvested
 distributions                619,466               331,709
Redeemed                   (3,909,489)             (609,980)
--------------------------------------------------------------------------------------
Net increase
 (decrease)                 2,277,650             2,517,005
-----------------------------------------------------------------------------------------

(a)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Dec. 1, 2006 (inception date) to March 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $208,135,786 were on loan to brokers. For collateral, the Fund received $222,083,300 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $528,833 for the six months ended or six months ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 30 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended March 31, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  31

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 32 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  33

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $13.10         $12.11          $9.88          $8.14          $6.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .18            .15            .15            .14
Net gains (losses) (both realized and
 unrealized)                               1.03           1.54           2.23           1.73           1.86
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.12           1.72           2.38           1.88           2.00
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.19)          (.15)          (.14)          (.12)
Distributions from realized gains         (1.17)          (.54)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.26)          (.73)          (.15)          (.14)          (.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.96         $13.10         $12.11          $9.88          $8.14
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $5,922         $5,433         $3,751         $2,455         $1,539
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.01%(d)       1.10%          1.04%          1.06%          1.04%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.36%(d)       1.40%          1.46%          1.67%          1.94%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            28%            24%            18%            38%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           8.65%(f)      14.72%         24.24%         23.09%         32.17%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $13.11         $12.07          $9.85          $8.12          $6.25
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04            .04            .07            .06            .08
Net gains (losses) (both realized and
 unrealized)                               1.04           1.58           2.22           1.73           1.86
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.08           1.62           2.29           1.79           1.94
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.04)          (.07)          (.06)          (.07)
Distributions from realized gains         (1.17)          (.54)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.21)          (.58)          (.07)          (.06)          (.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.98         $13.11         $12.07          $9.85          $8.12
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,260         $1,208         $1,141           $877           $629
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.77%(d)       1.86%          1.80%          1.83%          1.81%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .60%(d)        .64%           .70%           .89%          1.18%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            28%            24%            18%            38%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           8.32%(f)      13.87%         23.28%         22.11%         31.10%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  35

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(G)            2006           2005           2004           2003
Net asset value, beginning of period     $13.09         $12.06          $9.84          $8.11          $6.25
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04            .04            .07            .07            .08
Net gains (losses) (both realized and
 unrealized)                               1.03           1.58           2.22           1.73           1.85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.07           1.62           2.29           1.80           1.93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.05)          (.07)          (.07)          (.07)
Distributions from realized gains         (1.17)          (.54)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.21)          (.59)          (.07)          (.07)          (.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.95         $13.09         $12.06          $9.84          $8.11
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $99            $86            $58            $38            $20
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.76%(d)       1.86%          1.81%          1.83%          1.83%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .60%(d)        .63%           .69%           .92%          1.15%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            28%            24%            18%            38%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           8.27%(f)      13.84%         23.33%         22.18%         30.96%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(H)            2006           2005        2004(B)
Net asset value, beginning of period     $13.09         $12.13          $9.89         $10.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11            .26            .20            .19
Net gains (losses) (both realized and
 unrealized)                               1.04           1.50           2.24           (.19)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.15           1.76           2.44             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.26)          (.20)          (.14)
Distributions from realized gains         (1.17)          (.54)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.28)          (.80)          (.20)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.96         $13.09         $12.13          $9.89
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $124           $133            $96            $18
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .62%(e)        .70%           .62%           .63%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.74%(e)       1.79%          1.85%          2.35%(d)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            28%            24%            18%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.94%(g)      15.14%         24.81%           .02%(f)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  37

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $14.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10
Net gains (losses) (both realized and
 unrealized)                                .11
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)
Distributions from realized gains         (1.17)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.98
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.33%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.08%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.46%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 38 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $14.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .20
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
Distributions from realized gains         (1.17)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.96
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.54%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.10%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.55%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  39

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,  2007(H)            2006           2005           2004           2003
Net asset value, beginning of
 period                          $13.11         $12.12          $9.89          $8.14          $6.26
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .10            .21            .17            .16            .15
Net gains (losses) (both
 realized and unrealized)          1.04           1.53           2.23           1.74           1.86
---------------------------------------------------------------------------------------------------
Total from investment
 operations                        1.14           1.74           2.40           1.90           2.01
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.10)          (.21)          (.17)          (.15)          (.13)
Distributions from realized
 gains                            (1.17)          (.54)            --             --             --
---------------------------------------------------------------------------------------------------
Total distributions               (1.27)          (.75)          (.17)          (.15)          (.13)
---------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $12.98         $13.11         $12.12          $9.89          $8.14
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $183            $96            $58            $67            $50
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)           .88%(d),(e)      .93%         .87%           .90%           .87%
---------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 1.53%(e)       1.56%          1.63%          1.83%          2.11%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                        17%            28%            24%            18%            38%
---------------------------------------------------------------------------------------------------
Total return(f)                   8.80%(g)      14.91%         24.38%         23.41%         32.39%
---------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.89% for the six months ended March 31, 2007.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $14.03
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12
Net gains (losses) (both realized and
 unrealized)                                .12
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)
Distributions from realized gains         (1.17)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.99
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .61%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.81%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.69%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period     $13.86
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10
Net gains (losses) (both realized and
 unrealized)                                .26
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)
Distributions from realized gains         (1.17)
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.96
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.02%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.38%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.79%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 42 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2007 SEMIANNUAL REPORT  43

RIVERSOURCE(R) DIVERSIFIED EQUITY INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


RIVERSOURCE.COM/FUNDS

(RIVERSOURCE INVESTMENTS LOGO)

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6476 V (5/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
MID CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2007


RIVERSOURCE MID CAP
VALUE FUND SEEKS TO PROVIDE
LONG-TERM GROWTH OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............      9

Investments in Securities...........     12

Financial Statements................     16

Notes to Financial Statements.......     22

Proxy Voting........................     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT MARCH 31, 2007

FUND OBJECTIVE

RiverSource Mid Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Other(1)                             25.0%
Materials                             6.6%
Utilities                             7.2%
Financials                           20.8%       (PIE CHART)
Industrials                          17.2%
Consumer Discretionary               13.9%
Energy                                9.3%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Information Technology 6.6%, Health Care 5.0%, Consumer Staples 4.5%, Telecommunication Services 2.7%, Telecommunication 0.4% and Cash & Cash Equivalents(2) 5.8%.
(2) Of the 5.8%, 4.3% is due to security lending activity and 1.5% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

XL Capital Cl A                       2.7%
Everest Re Group                      2.3%
Loews-Carolina Group                  2.1%
Aon                                   2.1%
ACE                                   1.8%
Eaton                                 1.8%
American Standard Companies           1.8%
PartnerRe                             1.6%
Ford Motor                            1.5%
McDermott Intl                        1.5%

For further detail about these holdings, please refer to the section entitled

"Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT MARCH 31, 2007

STYLE MATRIX

(STYLE MATRIX GRAPHIC)

          STYLE

VALUE     BLEND      GROWTH
                                LARGE
  X                             MEDIUM      SIZE
                                SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
Warren Spitz                        23
Steve Schroll                       26
Laton Spahr, CFA                     9
Paul Stocking                       20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AMVAX           2/14/02
Class B                     AMVBX           2/14/02
Class C                     AMVCX           2/14/02
Class I                        --            3/4/04
Class R2                    RMVTX          12/11/06
Class R3                       --          12/11/06
Class R4(1)                 RMCVX           2/14/02
Class R5                       --          12/11/06
Class W                        --           12/1/06

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets              $2.224 billion
Number of holdings                       134

--------------------------------------------------------------------------------

 4 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended March 31, 2007

                                  (BAR CHART)

RiverSource Mid Cap Value Fund Class A (excluding
  sales charge)                                        +12.34%

Russell Midcap(R) Value Index(1) (unmanaged)           +13.77%

Lipper Mid-Cap Value Funds Index(2)                    +12.91%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                               TOTAL
Class A                                                                        1.33%
Class B                                                                        2.10%
Class C                                                                        2.09%
Class I                                                                        0.89%
Class R2(a)                                                                    1.70%
Class R3(a)                                                                    1.45%
Class R4(a)                                                                    1.20%
Class R5(a)                                                                    0.95%
Class W(a)                                                                     1.35%

(a) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class R2, Class R3 and Class R5 is Dec. 11, 2006. Inception date for Class W is Dec. 1, 2006. For Class R2, Class R3, Class R5 and Class W, expenses are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MARCH 31, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 2/14/02)          +12.34%    +12.59%   +18.39%   +14.75%    +16.32%
 Class B (inception 2/14/02)          +11.84%    +11.71%   +17.50%   +13.89%    +15.42%
 Class C (inception 2/14/02)          +11.95%    +11.70%   +17.53%   +13.88%    +15.45%
 Class I (inception 3/4/04)           +12.54%    +13.03%   +18.90%      N/A     +18.06%
 Class R2 (inception 12/11/06)           N/A        N/A       N/A       N/A      +3.67%*
 Class R3 (inception 12/11/06)           N/A        N/A       N/A       N/A      +3.68%*
 Class R4** (inception 2/14/02)       +12.48%    +12.84%   +18.62%   +14.99%    +16.56%
 Class R5 (inception 12/11/06)           N/A        N/A       N/A       N/A      +3.91%*
 Class W (inception 12/1/06)             N/A        N/A       N/A       N/A      +4.51%*

WITH SALES CHARGE
 Class A (inception 2/14/02)           +5.88%     +6.11%   +16.08%   +13.40%    +14.98%
 Class B (inception 2/14/02)           +6.84%     +6.71%   +16.52%   +13.65%    +15.32%
 Class C (inception 2/14/02)          +10.95%    +10.70%   +17.53%   +13.88%    +15.45%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource Mid Cap Value Fund's results and positioning for the six months ended March 31, 2007.

Q: How did RiverSource Mid Cap Value Fund perform for the six months ended March
   31, 2007?

A: RiverSource Mid Cap Value Fund increased 12.34% (Class A shares, excluding sales charge) for the six months ended March 31, 2007. The Fund underperformed the 13.77% increase of the Russell Midcap(R) Value Index (Russell Index) and the 12.91% increase of the Lipper Mid-Cap Value Funds Index, representing the Fund's peer group.

   THE FUND BENEFITED FROM THE FACT THAT MID-CAP VALUE STOCKS WERE THE BEST PERFORMING U.S. EQUITY SEGMENT FOR THE SEMIANNUAL PERIOD.


Q: What factors most significantly affected the Fund's performance?

A: The Fund benefited from the fact that mid-cap value stocks were the best performing U.S. equity segment for the semiannual period. Boosting the Fund's relative results most was stock selection within the producer durables industry and the consumer staples sector. Farm machinery manufacturer AGCO and tobacco company Loews-Carolina Group were particularly strong performers. Several individual stocks in other sectors were outstanding performers as well, including: building products conglomerate American Standard Companies, copper producing giant Phelps Dodge, yellow pages advertising company R.H. Donnelley, fertilizer company Mosaic and consumer electronics retailer RadioShack.

   Detracting from the Fund's results most was its modest allocations to real estate investment trusts (REITs) and electric utilities, as both of these high yielding industries outperformed the Russell Index. Having greater exposure to property and casualty insurance companies within the financials sector also hurt, with XL Capital, Everest Re Group and PartnerRe particular disappointments. In the health care sector, managed health care company Humana was a poor performer for the period.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Significant exposure to oil services companies boosted returns, but this was outweighed by the detracting effect of stock selection among other energy holdings. For example, a holding in BJ Services, a pressure pumping and other oilfield services company, performed poorly.

Q: What changes did you make to the Fund's portfolio during the period?

A: We reduced the Fund's already modest allocation to utilities, particularly electric utilities. We increased the Fund's positions in basic materials and producer durables in part to take advantage of market pullbacks in such cyclical industries. We also saw an opportunity to add to these cyclical industries as we anticipate a re-acceleration of the U.S. economy during the second half of 2007. We also increased the Fund's allocation to the autos and transportation industries by adding to the Fund's position in Ford Motor and by establishing a holding in General Motors.

   Among individual stocks, we established a portfolio position in RadioShack during the period. We added to the Fund's holdings in Loews-Carolina Group and Mosaic. We eliminated the Fund's position in agricultural giant Archer-Daniels-Midland.

Q: What is the Fund's tactical view and strategy for the months ahead?

A: Given price corrections within certain sectors during the first calendar quarter as well as our view of continued soft economic conditions over the next several quarters, we intend to continue to marginally increase the portfolio's exposure to cyclical sectors on an opportunistic basis during the coming months. As always, we will generally continue to emphasize stocks with what we believe to be attractive valuations, with a focus on mid-sized company stocks.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 8 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                     RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  9

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,123.40         $ 6.62           1.25%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.70         $ 6.29           1.25%
 Class B
   Actual(b)                   $1,000         $1,118.40         $10.62           2.01%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.91         $10.10           2.01%
 Class C
   Actual(b)                   $1,000         $1,119.50         $10.57           2.00%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.96         $10.05           2.00%
 Class I
   Actual(b)                   $1,000         $1,125.40         $ 4.35            .82%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.84         $ 4.13            .82%
 Class R2
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.20         $ 7.80           1.55%
 Class R3
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.40         $ 6.59           1.31%
 Class R4
   Actual(b)                   $1,000         $1,124.80         $ 5.83(d)        1.10%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.45         $ 5.54(d)        1.10%
 Class R5
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.84         $ 4.13            .82%

--------------------------------------------------------------------------------

 10 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            OCT. 1, 2006    MARCH 31, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class W
   Actual(c)                      N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.85         $ 6.14           1.22%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2007: +12.34% for Class A, +11.84% for Class B, +11.95% for Class C, +12.54% for Class I and +12.48 for Class R4.
(c) The actual values and expenses paid are not presented because Class R2, Class R3, Class R5 and Class W do not have a full six months of history. The inception date of Class R2, Class R3 and Class R5 is Dec. 11, 2006. The inception date of Class W is Dec. 1, 2006.
(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.11% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended March 31, 2007, actual expenses paid for Class R4 would have been $5.88 and the hypothetical expenses paid for Class R4 would have been $5.59.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.8%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.7%)
Goodrich                                            289,150             $14,885,442
-----------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR                                                 298,861(b)            9,100,317
Continental Airlines Cl B                           267,250(b)            9,725,228
UAL                                                  49,189(b)            1,877,544
US Airways Group                                    181,389(b)            8,249,572
                                                                    ---------------
Total                                                                    28,952,661
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Johnson Controls                                     96,951               9,173,503
Magna Intl Cl A                                      62,132(c)            4,666,735
                                                                    ---------------
Total                                                                    13,840,238
-----------------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Ford Motor                                        4,456,361(d)           35,160,688
General Motors                                      196,964               6,034,977
                                                                    ---------------
Total                                                                    41,195,665
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (2.3%)
American Standard Companies                         782,061              41,464,874
USG                                                 216,829(b,d)         10,121,578
                                                                    ---------------
Total                                                                    51,586,452
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
AMVESCAP                                            518,813(c)            5,716,576
-----------------------------------------------------------------------------------

CHEMICALS (4.9%)
Eastman Chemical                                    450,666(d)           28,540,678
Imperial Chemical Inds ADR                          239,756(c)            9,436,796
Lubrizol                                            209,451              10,793,010
Lyondell Chemical                                   378,313              11,338,041
Mosaic                                              853,528(b)           22,755,056
PPG Inds                                            385,293              27,089,951
                                                                    ---------------
Total                                                                   109,953,532
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL BANKS (1.7%)
Comerica                                            252,532             $14,929,692
Huntington Bancshares                               300,823               6,572,983
Regions Financial                                   462,539              16,360,004
                                                                    ---------------
Total                                                                    37,862,679
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Deluxe                                              279,452               9,370,026
Dun & Bradstreet                                     76,256               6,954,547
Pitney Bowes                                        131,441               5,966,107
Ritchie Bros Auctioneers                            204,227(c)           11,951,364
                                                                    ---------------
Total                                                                    34,242,044
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Tellabs                                           1,696,757(b)           16,797,894
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Chicago Bridge & Iron                               362,307(c)           11,140,940
Fluor                                               172,425              15,469,971
Insituform Technologies Cl A                         99,604(b)            2,070,767
                                                                    ---------------
Total                                                                    28,681,678
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                       113,265               5,549,985
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
CenturyTel                                          530,115              23,955,897
Embarq                                               81,509               4,593,032
Qwest Communications Intl                         1,757,407(b)           15,799,089
Windstream                                        1,233,844              18,125,168
                                                                    ---------------
Total                                                                    62,473,186
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.1%)
American Electric Power                             288,333              14,056,234
DPL                                                 135,181(d)            4,202,777
Edison Intl                                         364,493              17,907,541
Pinnacle West Capital                               384,456              18,550,002
PPL                                                 369,790              15,124,411
                                                                    ---------------
Total                                                                    69,840,965
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                                    413,161             $18,588,113
Rockwell Automation                                 245,686              14,709,221
                                                                    ---------------
Total                                                                    33,297,334
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Solectron                                         2,884,755(b)            9,086,978
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.5%)
BJ Services                                         374,857              10,458,510
Cameron Intl                                        302,296(b)           18,981,166
ENSCO Intl                                           92,905               5,054,032
GlobalSantaFe                                       428,272              26,415,817
Nabors Inds                                         150,633(b,c)          4,469,281
Natl Oilwell Varco                                  137,867(b)           10,724,674
Smith Intl                                          132,501               6,366,673
Weatherford Intl                                    394,441(b)           17,789,289
                                                                    ---------------
Total                                                                   100,259,442
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Del Monte Foods                                     819,208               9,404,508
Reddy Ice Holdings                                  354,660              10,703,639
Tyson Foods Cl A                                  1,034,904              20,087,486
                                                                    ---------------
Total                                                                    40,195,633
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                              71,245               6,355,766
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                             188,664(b)            7,716,358
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
AmerisourceBergen                                   257,073              13,560,600
Health Management Associates Cl A                   943,732              10,258,367
Health Net                                          504,833(b)           27,165,063
Humana                                              200,578(b)           11,637,536
McKesson                                             97,255               5,693,308
Omnicare                                            292,132              11,618,090
                                                                    ---------------
Total                                                                    79,932,964
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Hilton Hotels                                       479,556              17,244,834
Royal Caribbean Cruises                             645,652              27,220,688
                                                                    ---------------
Total                                                                    44,465,522
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (1.8%)
Mohawk Inds                                          77,252(b,d)         $6,338,527
Stanley Works                                       341,682              18,915,515
Whirlpool                                           185,225              15,727,455
                                                                    ---------------
Total                                                                    40,981,497
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Mirant                                              276,171(b,d)         11,173,879
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
McDermott Intl                                      712,580(b)           34,902,169
Textron                                             129,354              11,615,989
                                                                    ---------------
Total                                                                    46,518,158
-----------------------------------------------------------------------------------

INSURANCE (16.7%)
ACE                                                 753,789(c)           43,011,200
Ambac Financial Group                               102,114               8,821,628
Aon                                               1,277,831              48,506,465
Axis Capital Holdings                               608,543(c)           20,605,266
Everest Re Group                                    567,849(c)           54,610,038
Lincoln Natl                                        365,224              24,758,535
Loews                                               664,946              30,208,497
MBIA                                                119,585               7,831,622
PartnerRe                                           536,146(c)           36,747,447
Torchmark                                           228,737              15,002,860
Willis Group Holdings                               357,762(c)           14,160,220
XL Capital Cl A                                     914,530(c)           63,980,518
                                                                    ---------------
Total                                                                   368,244,296
-----------------------------------------------------------------------------------

IT SERVICES (2.0%)
Computer Sciences                                   344,385(b)           17,952,790
Electronic Data Systems                             979,025              27,099,412
                                                                    ---------------
Total                                                                    45,052,202
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                       604,014(d)           13,626,556
Hasbro                                              300,379               8,596,847
                                                                    ---------------
Total                                                                    22,223,403
-----------------------------------------------------------------------------------

MACHINERY (5.9%)
AGCO                                                880,615(b)           32,556,337
Eaton                                               503,280              42,054,076
Ingersoll-Rand Cl A                                 767,095(c)           33,268,910
Manitowoc                                           238,405              15,145,870
Terex                                               123,487(b)            8,861,427
                                                                    ---------------
Total                                                                   131,886,620
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (3.3%)
Interpublic Group of Companies                    1,201,461(b)          $14,789,985
Natl CineMedia                                      365,988(b)            9,771,880
Regal Entertainment Group Cl A                      922,083(d)           18,321,789
RH Donnelley                                        437,047              30,982,262
                                                                    ---------------
Total                                                                    73,865,916
-----------------------------------------------------------------------------------

METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold                      301,046              19,926,218
Nucor                                               223,531              14,558,574
                                                                    ---------------
Total                                                                    34,484,792
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Family Dollar Stores                                678,033              20,083,338
Federated Department Stores                         254,847              11,480,857
                                                                    ---------------
Total                                                                    31,564,195
-----------------------------------------------------------------------------------

MULTI-UTILITIES (3.7%)
Consolidated Edison                                 262,643              13,410,552
DTE Energy                                          278,114              13,321,661
Energy East                                         525,159              12,792,873
NiSource                                            698,759              17,077,670
Sempra Energy                                       419,593              25,599,368
                                                                    ---------------
Total                                                                    82,202,124
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.3%)
El Paso                                           1,268,528              18,355,600
Enbridge                                            655,933(c)           21,416,212
Hess                                                207,813              11,527,387
Newfield Exploration                                349,791(b)           14,589,783
Pioneer Natural Resources                           450,163              19,406,527
Southwestern Energy                                 519,066(b)           21,271,325
Sunoco                                              147,393              10,382,363
                                                                    ---------------
Total                                                                   116,949,197
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
MeadWestvaco                                        315,440               9,728,170
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
King Pharmaceuticals                                432,035(b)            8,498,128
Mylan Laboratories                                  812,905              17,184,812
Watson Pharmaceuticals                              171,890(b)            4,543,053
                                                                    ---------------
Total                                                                    30,225,993
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.9%)
Boston Properties                                    58,206              $6,833,384
Crescent Real Estate Equities                       466,096               9,349,886
Equity Residential                                  399,373              19,261,760
Rayonier                                            424,180              18,239,740
Simon Property Group                                105,627              11,751,004
                                                                    ---------------
Total                                                                    65,435,774
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                             199,026(d)           10,411,050
-----------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
CSX                                                 685,022              27,435,131
Kansas City Southern                                184,700(b)            6,571,626
                                                                    ---------------
Total                                                                    34,006,757
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Intersil Cl A                                       699,971              18,542,232
Microchip Technology                                336,860              11,968,636
Natl Semiconductor                                  961,250              23,204,575
                                                                    ---------------
Total                                                                    53,715,443
-----------------------------------------------------------------------------------

SOFTWARE (1.3%)
BMC Software                                        565,365(b)           17,407,589
McAfee                                              413,890(b)           12,035,921
                                                                    ---------------
Total                                                                    29,443,510
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
RadioShack                                          474,162              12,816,599
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Liz Claiborne                                       369,817              15,846,658
VF                                                  291,157              24,055,392
                                                                    ---------------
Total                                                                    39,902,050
-----------------------------------------------------------------------------------

TOBACCO (2.9%)
Loews-Carolina Group                                659,503(f)           49,865,022
Reynolds American                                   220,695(d)           13,773,575
                                                                    ---------------
Total                                                                    63,638,597
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,885,665,355)                                               $2,197,359,216
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

BONDS (0.4%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Qwest Communications Intl
Sr Unsecured
  11-15-25                           3.50%       $5,518,000              $9,105,804
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $5,518,000)                                                       $9,105,804
-----------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)(e)
ISSUER                                           SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund               136,726,350(g)         $136,726,350
----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $136,726,350)                                                  $136,726,350
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,027,909,705)(h)                                           $2,343,191,370
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 15.1% of net assets.

(d) At March 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.5% of net assets. See Note 5 to the financial statements. 1.6% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $2,027,910,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $340,308,000
Unrealized depreciation                                          (25,027,000)
----------------------------------------------------------------------------
Net unrealized appreciation                                     $315,281,000
----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $1,891,183,355)       $2,206,465,020
   Affiliated money market fund (identified cost
      $136,726,350) (Note 6)                                       136,726,350
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $2,027,909,705)                                               2,343,191,370
Capital shares receivable                                            1,463,092
Dividends and accrued interest receivable                            5,287,440
Receivable for investment securities sold                              287,272
------------------------------------------------------------------------------
Total assets                                                     2,350,229,174
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 278,985
Payable for investment securities purchased                         24,058,762
Payable upon return of securities loaned (Note 5)                  100,478,000
Accrued investment management services fee                              41,669
Accrued distribution fee                                               849,003
Accrued transfer agency fee                                              2,997
Accrued administrative services fee                                      3,253
Accrued plan administration services fee                                36,220
Other accrued expenses                                                 131,896
------------------------------------------------------------------------------
Total liabilities                                                  125,880,785
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,224,348,389
==============================================================================

--------------------------------------------------------------------------------

 16 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

MARCH 31, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    2,403,370
Additional paid-in capital                                       1,849,084,925
Undistributed net investment income                                 11,352,230
Accumulated net realized gain (loss)                                46,226,199
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      315,281,665
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,224,348,389
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $1,744,898,929
                                           Class B                           $  332,721,831
                                           Class C                           $   32,150,505
                                           Class I                           $   17,302,153
                                           Class R2                          $        4,687
                                           Class R3                          $        4,690
                                           Class R4                          $   97,256,169
                                           Class R5                          $        4,697
                                           Class W                           $        4,728
Net asset value per share of outstanding
   capital stock:                          Class A shares     187,761,945    $         9.29
                                           Class B shares      36,786,729    $         9.04
                                           Class C shares       3,553,307    $         9.05
                                           Class I shares       1,837,771    $         9.41
                                           Class R2 shares            502    $         9.34
                                           Class R3 shares            502    $         9.34
                                           Class R4 shares     10,395,277    $         9.36
                                           Class R5 shares            502    $         9.36
                                           Class W shares             506    $         9.34
-------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                  $   93,541,990
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                        $ 27,466,132
Interest                                                              125,534
Income distributions from affiliated money market fund (Note
   6)                                                               1,066,186
Fee income from securities lending (Note 5)                           219,604
   Less foreign taxes withheld                                        (59,658)
------------------------------------------------------------------------------
Total income                                                       28,817,798
------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  7,420,533
Distribution fee
   Class A                                                          2,025,464
   Class B                                                          1,606,518
   Class C                                                            149,026
   Class R2                                                                 7
   Class R3                                                                 3
   Class W                                                                  4
Transfer agency fee
   Class A                                                          1,458,088
   Class B                                                            312,579
   Class C                                                             28,013
   Class R2                                                                 1
   Class R3                                                                 1
   Class R4                                                            29,076
   Class R5                                                                 1
   Class W                                                                  3
Service fee -- Class R4                                                10,661
Administrative services fees and expenses                             551,631
Plan administration services fee
   Class R2                                                                 3
   Class R3                                                                 3
   Class R4                                                            59,830
Compensation of board members                                          16,860
Custodian fees                                                         79,710
Printing and postage                                                  161,076
Registration fees                                                      84,405
Professional fees                                                      28,559
Other                                                                  47,811
------------------------------------------------------------------------------
Total expenses                                                     14,069,866
   Earnings and bank fee credits on cash balances (Note 2)            (31,803)
------------------------------------------------------------------------------
Total net expenses                                                 14,038,063
------------------------------------------------------------------------------
Investment income (loss) -- net                                    14,779,735
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 18 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                $ 50,742,015
   Foreign currency transactions                                       (3,483)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                            50,738,532
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                          167,884,494
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             218,623,026
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    $233,402,761
==============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MARCH 31, 2007
                                                    SIX MONTHS ENDED    SEPT. 30, 2006
                                                      (UNAUDITED)         YEAR ENDED
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $   14,779,735     $    8,318,250
Net realized gain (loss) on investments                  50,738,532        186,960,581
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                   167,884,494        (31,678,233)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      233,402,761        163,600,598
--------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
      Class A                                            (8,127,604)        (3,310,004)
      Class I                                              (130,530)           (85,786)
      Class R2                                                  (39)               N/A
      Class R3                                                  (40)               N/A
      Class R4                                             (425,365)            (5,206)
      Class R5                                                  (40)               N/A
      Class W                                                   (40)               N/A
  Net realized gain
      Class A                                          (144,209,676)       (51,537,283)
      Class B                                           (29,492,832)       (15,501,938)
      Class C                                            (2,704,756)          (936,112)
      Class I                                            (1,412,764)          (763,867)
      Class R2                                                 (435)               N/A
      Class R3                                                 (435)               N/A
      Class R4                                           (5,394,057)           (60,425)
      Class R5                                                 (435)               N/A
      Class W                                                  (439)               N/A
--------------------------------------------------------------------------------------
Total distributions                                    (191,899,487)       (72,200,621)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

                                                     MARCH 31, 2007
                                                    SIX MONTHS ENDED    SEPT. 30, 2006
                                                      (UNAUDITED)         YEAR ENDED
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                           $  276,794,651     $  717,560,926
   Class B shares                                        35,442,750        113,941,444
   Class C shares                                         5,121,495         14,199,564
   Class I shares                                         1,359,990          4,897,441
   Class R2 shares                                            5,000                N/A
   Class R3 shares                                            5,000                N/A
   Class R4 shares                                       48,522,404         45,919,961
   Class R5 shares                                            5,000                N/A
   Class W shares                                             5,000                N/A
Reinvestment of distributions at net asset value
   Class A shares                                       150,611,590         54,276,118
   Class B shares                                        29,140,854         15,335,851
   Class C shares                                         2,614,616            904,612
   Class I shares                                         1,542,567            849,232
   Class R4 shares                                        5,817,551             64,561
Payments for redemptions
   Class A shares                                      (158,392,492)      (182,170,949)
   Class B shares (Note 2)                              (35,059,549)       (91,047,392)
   Class C shares (Note 2)                               (2,725,055)        (3,498,036)
   Class I shares                                        (3,908,309)          (769,206)
   Class R4 shares                                       (4,280,205)        (2,354,783)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                   352,622,858        688,109,344
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 394,126,132        779,509,321
Net assets at beginning of period                     1,830,222,257      1,050,712,936
--------------------------------------------------------------------------------------
Net assets at end of period                          $2,224,348,389     $1,830,222,257
======================================================================================
Undistributed net investment income                  $   11,352,230     $    5,256,153
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to March 31, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of medium-sized companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At March 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

 22 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  23

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

 24 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  25

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 26 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $364,462 for the six months ended March 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $15,179 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  27

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $1,710,158 for Class A, $97,119 for Class B and $2,735 for Class C for the six months ended March 31, 2007.

--------------------------------------------------------------------------------

 28 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as acquired funds), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have agreed to waive certain fees and expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Board, such that expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.05% for Class B, 2.05% for Class C, 0.93% for Class I, 1.69% for Class R2, 1.44% for Class R3, 1.11% for Class R4, 0.94% for Class R5 and 1.34% for Class W of the Fund's average daily net assets.

During the six months ended March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $31,803 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $541,402,350 and $354,559,009, respectively, for the six months ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  29

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED MARCH 31, 2007
                         CLASS A       CLASS B      CLASS C      CLASS I    CLASS R2(A)
---------------------------------------------------------------------------------------
Sold                    29,727,109     3,906,868     567,703     144,269           502
Issued for reinvested
   distributions        16,903,666     3,353,378     300,531     171,016            --
Redeemed               (17,104,731)   (3,888,708)   (301,464)   (420,217)           --
---------------------------------------------------------------------------------------
Net increase
   (decrease)           29,526,044     3,371,538     566,770    (104,932)          502
---------------------------------------------------------------------------------------

                       CLASS R3(A)   CLASS R4(B)   CLASS R5(A)   CLASS W(C)
----------------------------------------------------------------------------------------
Sold                           502     5,278,171          502          506
Issued for reinvested
   distributions                --       648,556           --           --
Redeemed                        --      (460,110)          --           --
----------------------------------------------------------------------------------------
Net increase
   (decrease)                  502     5,466,617          502          506
----------------------------------------------------------------------------------------

                                          YEAR ENDED SEPT. 30, 2006
                         CLASS A       CLASS B      CLASS C      CLASS I    CLASS R4(B)
---------------------------------------------------------------------------------------
Sold                    80,983,837    13,202,974   1,639,251     546,976     5,085,897
Issued for reinvested
   distributions         6,446,095     1,858,891     109,650      99,910         7,622
Redeemed               (20,526,659)  (10,537,288)   (403,807)    (86,761)     (259,802)
---------------------------------------------------------------------------------------
Net increase
   (decrease)           66,903,273     4,524,577   1,345,094     560,125     4,833,717
---------------------------------------------------------------------------------------

(a) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c) For the period from Dec. 1, 2006 (inception date) to March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $93,541,990 were on loan to brokers. For collateral, the Fund received $100,478,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $219,604 for the six months ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended March 31, 2007.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  31

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 32 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  33

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.12          $8.56          $6.81          $5.23          $4.01
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06            .05            .03            .02            .02
Net gains (losses) (both realized and
 unrealized)                               1.03           1.03           1.80           1.56           1.22
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.09           1.08           1.83           1.58           1.24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.03)          (.02)            --           (.02)
Distributions from realized gains          (.87)          (.49)          (.06)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.92)          (.52)          (.08)            --           (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.29          $9.12          $8.56          $6.81          $5.23
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,745         $1,443           $782           $331           $111
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.25%(d)       1.33%          1.37%          1.39%(e)       1.38%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.56%(d)        .72%           .58%           .59%           .67%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            44%            26%             9%            36%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          12.34%(g)      13.18%         27.06%         30.27%         31.11%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.40% and 1.45% for the years ended Sept. 30, 2004 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $8.89          $8.38          $6.70          $5.18          $3.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04             --             --           (.01)            --
Net gains (losses) (both realized and
 unrealized)                                .98           1.00           1.74           1.53           1.19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.02           1.00           1.74           1.52           1.19
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.87)          (.49)          (.06)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.04          $8.89          $8.38          $6.70          $5.18
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $333           $297           $242           $128            $57
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.01%(d)       2.10%          2.13%          2.15%(e)       2.14%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .76%(d)       (.06%)         (.20%)         (.22%)         (.09%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            44%            26%             9%            36%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          11.84%(g)      12.42%         26.12%         29.34%         29.95%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.16% and 2.21% for the years ended Sept. 30, 2004 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  35

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $8.89          $8.39          $6.70          $5.19          $3.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04             --             --           (.01)           .01
Net gains (losses) (both realized and
 unrealized)                                .99            .99           1.75           1.52           1.20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.03            .99           1.75           1.51           1.21
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --             --           (.01)
Distributions from realized gains          (.87)          (.49)          (.06)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.87)          (.49)          (.06)            --           (.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.05          $8.89          $8.39          $6.70          $5.19
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $32            $27            $14             $7             $3
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.00%(d)       2.09%          2.13%          2.15%(e)       2.15%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .80%(d)       (.04%)         (.19%)         (.21%)         (.09%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            44%            26%             9%            36%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          11.95%(g)      12.29%         26.27%         29.09%         30.25%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.16% and 2.21% for the years ended Sept. 30, 2004 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(I)            2006           2005        2004(B)
Net asset value, beginning of period      $9.24          $8.65          $6.87          $6.73
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .08            .05            .04
Net gains (losses) (both realized and
 unrealized)                               1.03           1.06           1.83            .10
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.12           1.14           1.88            .14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.06)          (.04)            --
Distributions from realized gains          (.87)          (.49)          (.06)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.95)          (.55)          (.10)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.41          $9.24          $8.65          $6.87
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $17            $18            $12            $20
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .82%(e)        .89%           .89%           .88%(e),(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.95%(e)       1.16%          1.02%          1.46%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            44%            26%             9%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          12.54%(h)      13.71%         27.54%          2.08%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 0.89% for the period ended Sept. 30, 2004.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  37

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period      $9.96
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
Distributions from realized gains          (.87)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.95)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.34
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.55%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.97%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.67%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 38 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period      $9.96
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14
Net gains (losses) (both realized and
 unrealized)                                .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .33
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
Distributions from realized gains          (.87)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.95)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.34
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.31%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.22%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.68%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  39

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.19          $8.62          $6.85          $5.25          $4.01
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07            .07            .03            .02            .03
Net gains (losses) (both realized and
 unrealized)                               1.04           1.04           1.83           1.58           1.23
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.11           1.11           1.86           1.60           1.26
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.05)          (.03)            --           (.02)
Distributions from realized gains          (.87)          (.49)          (.06)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.94)          (.54)          (.09)            --           (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.36          $9.19          $8.62          $6.85          $5.25
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $97            $45             $1            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.10%(d)       1.16%          1.19%          1.21%(e)       1.17%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.96%(d)        .96%           .75%           .81%           .85%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%            44%            26%             9%            36%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          12.48%(g)      13.35%         27.30%         30.57%         31.57%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.22% and 1.27% for the years ended Sept. 30, 2004 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended March 31, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period      $9.96
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15
Net gains (losses) (both realized and
 unrealized)                                .20
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
Distributions from realized gains          (.87)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.95)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.36
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .82%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.70%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.91%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED SEPT. 30,          2007(B)
Net asset value, beginning of period      $9.88
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14
Net gains (losses) (both realized and
 unrealized)                                .27
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
Distributions from realized gains          (.87)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.95)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.34
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.22%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.32%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          17%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           4.51%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to March 31, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 42 RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                    RIVERSOURCE MID CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  43

RIVERSOURCE(R) MID CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


RIVERSOURCE.COM/FUNDS

(RIVERSOURCE INVESTMENTS LOGO)

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6252 G (5/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Investment Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 4, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 4, 2007